             As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 273432
                                                      '40 Act File No. 811-2662
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933


                      Post-Effective Amendment No. 22     [X]

                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 23            [X]


                              MFS VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       NATIONWIDE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
        (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (614) 249-7111

   GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                    (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

 It is proposed that this filing will become effective (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 1997 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



       The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.

================================================================================


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

                              MFS VARIABLE ACCOUNT
                    REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                           PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS

     Item     1.  Cover page........................................................................................3
     Item     2.  Definitions.......................................................................................4
     Item     3.  Synopsis or Highlights...........................................................................12
     Item     4.  Condensed Financial Information..................................................................13
     Item     5.  General Description of Registrant, Depositor, and Portfolio Companies............................28
     Item     6.  Deductions and Expenses..........................................................................30
     Item     7.  General Description of Variable Annuity Contracts................................................33
     Item     8.  Annuity Period...................................................................................36
     Item     9.  Death Benefit and Distributions..................................................................38
     Item    10.  Purchases and Contract Value.....................................................................42
     Item    11.  Redemptions......................................................................................44
     Item    12.  Taxes............................................................................................45
     Item    13.  Legal Proceedings................................................................................50
     Item    14.  Table of Contents of the Statement of Additional Information.....................................50

Part B       INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     Item    15.  Cover Page.......................................................................................51
     Item    16.  Table of Contents................................................................................51
     Item    17.  General Information and History..................................................................51
     Item    18.  Services.........................................................................................51
     Item    19.  Purchase of Securities Being Offered.............................................................51
     Item    20.  Underwriters.....................................................................................52
     Item    21.  Calculation of Performance Data..................................................................52
     Item    22.  Annuity Payments.................................................................................52
     Item    23.  Financial Statements.............................................................................53

Part C       OTHER INFORMATION

     Item    24.  Financial Statements and Exhibits................................................................93
     Item    25.  Directors and Officers of the Depositor..........................................................95
     Item    26.  Persons Controlled by or Under Common Control with the Depositor or Registrant...................97
     Item    27.  Number of Contract Owners.......................................................................107
     Item    28.  Indemnification.................................................................................107
     Item    29.  Principal Underwriter...........................................................................107
     Item    30.  Location of Accounts and Records................................................................110
     Item    31.  Management Services.............................................................................110
     Item    32.  Undertakings....................................................................................110


                                    2 of 113

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  Home Office
                                 P.O. Box 16609
                           Columbus, Ohio 43216-6609
                       1-800-848-7529, TDD 1-800-238-3035

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE MFS VARIABLE ACCOUNT OF
                       NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment contracts (collectively referred to as the "Contracts"). The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

       Purchase payments are allocated to the MFS Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

MFS(R) Bond Fund - Class A (Formerly                   MFS(R) Total Return Fund - Class A (Formerly
Massachusetts Financial Bond Fund)                     Massachusetts Financial Total Return Trust)

MFS(R) Growth Opportunities Fund - Class A             MFS(R) World Governments Fund - Class A
(Formerly MFS(R) Capital Development Fund)             (Formerly MFS(R) Worldwide Governments Trust)

MFS(R) Emerging Growth Fund - Class A (Formerly         MFS(R) Series Trust IV
Massachusetts Financial Emerging Growth Trust)                 MFS(R) Money Market Fund
                                                               (Formerly Massachusetts Cash
                                                               Management Trust - MFS(R) Money
                                                               Market Fund)

MFS(R)High Income Fund - Class A                       Massachusetts Investors Trust - Class A
(Formerly Massachusetts Financial High
Income Trust-I)

MFS(R)Research Fund - Class A                          Nationwide Separate Account Trust-
                                                               Money Market Fund


       This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P. O. Box 16609, Columbus, Ohio 43216-6609.


       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 48 OF THE PROSPECTUS.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.



                                       1

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



                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person designated to receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant is named on the Data Page of the Contract unless changed. No change of Annuitant may be made without the prior consent of the Company. This person must be age 78 or younger at the time of contract issuance.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE-The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract and is subject to change by the Owner.

ANNUITY PAYMENT OPTION-The chosen form of annuity payments. Several options are available under this Contract. The Annuity Payment Option is named in the application, unless changed.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY-The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.


CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated, and the Designated Annuitant dies before the Annuitization Date, the Contingent Designated Annuitant becomes the Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER- A Contingent Owner succeeds to the right of the Contract Owner upon the Contract Owner's death before Annuitization. The Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued. For Contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."


CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER (OWNER)-The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, (the Annuitant can not be changed without the consent of the Company), Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. If a Joint Owner is named, references to "Contract Owner" or "Owner" in this prospectus, unless otherwise indicated, will apply to both the Owner and Joint Owner. The Contract Owner is the person named on the application, unless changed.


CONTRACT VALUE-The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract Data Page of the Contract.



                                       2

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



DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant (or the Contingent Designated Annuitant, if applicable). The benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION-Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.


FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or in any other segregated asset account of the Company.


FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)-An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

MUTUAL FUND (FUND)-A registered management investment company in which the assets of the Sub-Accounts of the variable account will be invested.

NON-QUALIFIED CONTRACT -A Contract which does not qualify for favorable tax treatment under Sections 401, 408, or 403(b) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and the Fixed Account, or among the Sub-Accounts.


QUALIFIED CONTRACT- A Contract issued to a Qualified Plan.



QUALIFIED PLAN- Retirement plans which receive favorable tax treatment under the provisions, Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY-An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


UNIFIED BILLING AUTHORITY- A program established to collect, and electronically forward to the Company, Purchase Payments from multiple employers whose employees have authorized regular Purchase Payments to Tax Sheltered Annuity Contracts pursuant to a payroll deduction authorization, resulting in the systematic updating of each Contract Owner's Contract Value and record of Purchase Payments on a predetermined basis. Unified Billing Authorities may be established (on a statewide basis) on behalf of school districts and school district employees within certain states.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT-The MFS Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.


                                       3

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



                               TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.............................................................................................2
SUMMARY OF CONTRACT EXPENSES..........................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................................................................6
SYNOPSIS.............................................................................................................10
CONDENSED FINANCIAL INFORMATION......................................................................................11
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................26
THE VARIABLE ACCOUNT.................................................................................................26
         Underlying Mutual Fund Options..............................................................................26
         Voting Rights...............................................................................................28
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS....................................................28
         Mortality Risk Charge.......................................................................................28
         Expense Risk Charge.........................................................................................28
         Contingent Deferred Sales Charge............................................................................29
         Waiver of Contingent Deferred Sales Charge..................................................................29
         Contract Maintenance Charge.................................................................................30
         Premium Taxes...............................................................................................30
         Expenses of Variable Account................................................................................30
         Investments of the Variable Account.........................................................................31
         Right to Revoke.............................................................................................31
         Transfers...................................................................................................31
         Assignment..................................................................................................32
         Loan Privilege..............................................................................................32
         Beneficiary Provisions......................................................................................33
         Ownership Provisions........................................................................................34
         Substitution of Securities..................................................................................34
         Contract Owner Inquiries....................................................................................34
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT..............................................................................34
         Value of an Annuity Unit....................................................................................35
         Assumed Investment Rate.....................................................................................35
         Frequency and Amount of Annuity Payments....................................................................35
         Annuity Commencement Date...................................................................................35
         Change in Annuity Commencement Date.........................................................................35
         Annuity Payment Options.....................................................................................35
         Death of Contract Owner.....................................................................................36
         Death Benefit Prior to the Annuitization Date...............................................................37
         Death Benefit After the Annuitization Date..................................................................37
         Required Distribution for Qualified Plans or Tax Sheltered Annuities........................................37
         Required Distributions for Individual Retirement Annuities and SEP-IRA's....................................38
         Generation-Skipping Transfers...............................................................................39
GENERAL INFORMATION..................................................................................................39
         Contract Owner Services.....................................................................................39
         Statements and Reports......................................................................................40
         Allocation of Purchase Payments and Contract Value..........................................................40
         Value of an Accumulation Unit...............................................................................41
         Net Investment Factor.......................................................................................41
         Valuation of Assets.........................................................................................41
         Determining the Contract Value..............................................................................41
         Surrender (Redemption)......................................................................................42
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract.........................................42
         Federal Tax Considerations..................................................................................43
         Non-Qualified Contracts - Natural Persons as Owners.........................................................43
         Non-Qualified Contracts - Non-Natural Persons as Owners.....................................................45
         Qualified Plans, Individual Retirement Annuities, and Tax Sheltered Annuities...............................45
         Withholding.................................................................................................46
         Non-Resident Aliens.........................................................................................46
         Federal Estate, Gift and Generation Skipping Transfer Taxes.................................................46



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



         Charge for Tax Provisions...................................................................................47
         Diversification.............................................................................................47
         Tax Changes.................................................................................................47
LEGAL PROCEEDINGS....................................................................................................48
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................48


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



                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
       Maximum Contingent Deferred Sales Charge(1)..................................................      5%
ANNUAL CONTRACT MAINTENANCE CHARGE(2)...............................................................    $30
VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charges...........................................................   1.30%
       Administration Charge........................................................................    .00%
           Total Variable Account Annual Expenses...................................................   1.30%


1 Starting with the second year, after a Purchase Payment has been made, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC), the greater of (a) an amount equal to 10% of that Purchase Payment, or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. This CDSC-free withdrawal is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. (see "Contingent Deferred Sales Charge" for additional provisions).

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge"). For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contractual modifications, the Contract Maintenance Charge shall be waived in those states in which a Unified Billing Authority Program, or any such similar program, is being utilized to process Purchase Payments.


                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)

                         (AFTER EXPENSE REIMBURSEMENT)


---------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL PORTFOLIO
                                                    MANAGEMENT        OTHER         12B-1          COMPANY
                                                       FEES         EXPENSES         FEES         EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS(R)BOND FUND - CLASS A                               0.40%          0.33%         0.30%           1.03%
---------------------------------------------------------------------------------------------------------------
MFS(R)GROWTH OPPORTUNITIES FUND - CLASS A               0.43%          0.29%         0.15%           0.87%
---------------------------------------------------------------------------------------------------------------
MFS(R)EMERGING GROWTH FUND - CLASS A                    0.75%          0.28%         0.25%           1.28%
---------------------------------------------------------------------------------------------------------------
MFS(R)HIGH INCOME FUND - CLASS A                        0.45%          0.34%         0.26%           1.05%
---------------------------------------------------------------------------------------------------------------
MFS(R)RESEARCH FUND - CLASS A                           0.36%          0.23%         0.34%           0.93%
---------------------------------------------------------------------------------------------------------------
MFS(R)TOTAL RETURN FUND - CLASS A                       0.38%          0.20%         0.35%           0.93%
---------------------------------------------------------------------------------------------------------------
MFS(R)WORLD GOVERNMENTS FUND - CLASS A                  0.90%          0.36%         0.25%           1.51%
---------------------------------------------------------------------------------------------------------------
MFS(R) SERIES TRUST IV
      MFS(R)MONEY MARKET FUND                           0.48%          0.31%         0.00%           0.79%
---------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS GROWTH STOCK FUND -
CLASS A                                                 0.31%          0.23%         0.19%           0.73%
---------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST - CLASS A                 0.26%          0.20%         0.32%           0.78%
---------------------------------------------------------------------------------------------------------------
NATIONWIDE SEPARATE ACCOUNT TRUST - MONEY MARKET        0.50%          0.03%         0.00%           0.53%
FUND
---------------------------------------------------------------------------------------------------------------



3 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from contract values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The following funds are subject to fee waivers or expense reimbursement arrangements:



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




------------------------------------------------------------------------------------------------------------------------
                         FUND                          EXPENSES WITHOUT REIMBURSEMENT OR WAVIER
------------------------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund - Class A                              The Fund has an expense  offset  arrangement  which reduces the
                                                       Fund's  custodian fee based upon the amount of cash  maintained by the Fund with its custodian and dividend  disbursing  agent, and may  enter  into  other  such  arrangements  and  directed brokerage  arrangements  (which  would  also have the effect of reducing the Fund's expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A              The Fund has adopted a Distribution Plan which provides that it will pay certain  distribution/service  fees  aggregating up to
                                                       0.35% per annum of the  average  daily net assets.  Currently,
                                                       0.10%  of  the   distribution/service  fee  is  being  waived.
                                                       Additionally,  absent any expense reductions,  the Fund's total operating expenses would have been 0.96%.
------------------------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth Fund - Class A                   The Fund has an expense  offset  arrangement  which reduces the
                                                       Fund's  custodian fee based upon the amount of cash  maintained by the Fund with its custodian and dividend  disbursing  agent, and may  enter  into  other  such  arrangements  and  directed brokerage  arrangements  (which  would  also have the effect of reducing the Fund's expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                       The Fund has an expense  offset  arrangement  which reduces the
                                                       Fund's  custodian fee based upon the amount of cash  maintained by the Fund with its custodian and dividend  disbursing  agent, and may  enter  into  other  such  arrangements  and  directed brokerage  arrangements  (which  would  also have the effect of reducing the Fund's expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------
MFS(R)Research Fund - Class A                          The Fund has adopted a Distribution Plan which provides that it will pay certain  distribution/service  fees  aggregating up to
                                                       0.35% per annum of the average daily net assets.  The 0.35% per annum  distribution/service  fee is  reduced to 0.25% per annum for  shares  which  were  purchased  prior to March  1,  1991.
                                                       Distribution  expenses paid under this Plan,  together with the initial sales charge,  may cause long-term  shareholders to pay more  than the  maximum  sales  charge  that  would  have  been permissible if imposed entirely as an initial sales charge.
------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund - Class A                      The Fund has adopted a Distribution Plan which provides that it will pay certain  distribution/service  fees  aggregating up to
                                                       0.35% per annum of the average daily net assets.  The 0.35% per annum  distribution/service  fee is  reduced to 0.25% per annum for shares  which  were  purchased  prior to  October 1, 1989.
                                                       Distribution  expenses paid under this Plan,  together with the initial sales charge,  may cause long-term  shareholders to pay more  than the  maximum  sales  charge  that  would  have  been permissible if imposed entirely as an initial sales charge.
------------------------------------------------------------------------------------------------------------------------



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



------------------------------------------------------------------------------------------------------------------------
                         FUND                          EXPENSES WITHOUT REIMBURSEMENT OR WAVIER
------------------------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund - Class A                 The Fund has an expense  offset  arrangement  which reduces the
                                                       Fund's  custodian fee based upon the amount of cash  maintained by the Fund with its custodian and dividend  disbursing  agent, and may  enter  into  other  such  arrangements  and  directed brokerage  arrangements  (which  would  also have the effect of reducing the Fund's expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A    The Fund has an expense  offset  arrangement  which reduces the
                                                       Fund's  custodian fee based upon the amount of cash  maintained by the Fund with its custodian and dividend  disbursing  agent, and may  enter  into  other  such  arrangements  and  directed brokerage  arrangements  (which  would  also have the effect of reducing the Fund's expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust - Class A                The Fund has adopted a Distribution Plan which provides that it will pay distribution/service  fees aggregating up to 0.35% per annum of the  average  daily  net  assets  attributable  to the
                                                       Fund's shares.  The Fund is currently paying  distribution fees in the amount of  0.075%.  The 0.25% per annum  service  fee is reduced  to 0.15%  per  annum  for  shares  purchased  prior to
                                                       January 2, 1991.  Additionally,  the Fund has an expense offset arrangement  which reduces the Fund's  custodian fee based upon the amount of cash  maintained  by the Fund with its  custodian and dividend  disbursing  agent,  and may enter into other such arrangements and directed brokerage  arrangements  (which would also have the  effect of  reducing  the Fund's  expenses).  Any such fee reductions are not reflected under "Other Expenses."
------------------------------------------------------------------------------------------------------------------------



The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.


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


                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts shown below are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


-----------------------------------------------------------------------------------------------------------------
                  IF YOU SURRENDER YOUR CONTRACT   IF YOU DO NOT SURRENDER YOUR  IF YOU ANNUITIZE YOUR CONTRACT
                   AT THE END OF THE APPLICABLE     CONTRACT AT THE END OF THE    AT THE END OF THE APPLICABLE
                            TIME PERIOD               APPLICABLE TIME PERIOD               TIME PERIOD
                  -----------------------------------------------------------------------------------------------
                  1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.  3 YRS.  5 YRS.  10 YRS. 1 YR.  3 YRS.  5 YRS.  10 YRS.
-----------------------------------------------------------------------------------------------------------------
MFS(R)Bond           72     114     158     253      22     69      118     253            69      118     253
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
MFS(R) Growth
Opportunities        72     113     157     251      22     68      117     251     *      68      117     251
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R) Emerging
Growth               75     123     173     284      25     78      133     284     *      78      133     284
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R) High Income
Fund-Class A         73     116     161     259      23     71      121     259     *      71      121     259
-----------------------------------------------------------------------------------------------------------------
MFS(R)Research       71     109     150     237      21     64      110     237            64      110     237
Fund-Class A                                                                       *
-----------------------------------------------------------------------------------------------------------------
MFS(R) Total
Return               71     109     150     236      21     64      110     236     *      64      110     236
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R) World
Governments          78     130     185     308      28     85      145     308     *      85      145     308
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
MFS(R) Series
Trust IV - MFS(R)
Money Market Fund    73     116     161     259      23     71      121     259     *      71      121     259
-----------------------------------------------------------------------------------------------------------------
Mass. Investors
Growth Stock         70     108     148     232      20     63      108     232     *      63      108     232
Fund-Class A
-----------------------------------------------------------------------------------------------------------------
Mass. Investors      69     105     143     223      19     60      103     223     *      60      103     223
Trust-Class A
-----------------------------------------------------------------------------------------------------------------
Nationwide           70     107     147     231      20     62      107     231     *      62      107     231
Separate
Account- Money
Market Fund
-----------------------------------------------------------------------------------------------------------------


* The Contracts sold under this prospectus do not permit Annuitization during the first two Contract years.

   The purpose of the Summary of Contract Expenses and Example are to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the MFS Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown on the previous page (see "Premium Taxes").

                                    11 of 113

                                    SYNOPSIS

       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").


       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. The $30 Contract Maintenance Charge will be waived if the Purchase Payments made under a Tax Sheltered Annuity Contract are processed through a Unified Billing Authority. (This waiver is available for Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997 or the date on which the insurance authorities in a state having a Unified Billing Authority approve applicable contract modifications.) This charge is to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge").


       The Company deducts a Mortality Risk Premium equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Premium").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.50% of the daily net asset value of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").


       Upon Annuitization the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").


       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").


       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the day the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be a return of Purchase Payments (see "Right to Revoke").

                                    12 of 113

                        CONDENSED FINANCIAL INFORMATION

                            Accumulation Unit Values
          (For an accumulation unit outstanding throughout the period)


                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS Series Trust IV            33.101565            34.325389               0               1996
                         -----------------------------------------------------------------------------
o   MFS(R)Money Market         31.765828            33.101565               0               1995
                         -----------------------------------------------------------------------------
    Fund-Q*                    30.994333            31.765828               0               1994
                         -----------------------------------------------------------------------------
                               30.575287            30.994333               0               1993
                         -----------------------------------------------------------------------------
                               29.974326            30.575287               0               1992
                         -----------------------------------------------------------------------------
                               28.674122            29.974326               0               1991
                         -----------------------------------------------------------------------------
                               26.882238            28.674122               0               1990
                         -----------------------------------------------------------------------------
                               24.951768            26.882238               0               1989
                         -----------------------------------------------------------------------------
                               23.537669            24.951768               0               1988
                         -----------------------------------------------------------------------------
                               22.391979            23.537669              258              1987
                         -----------------------------------------------------------------------------
MFS Series Trust IV            33.966291            35.222087             4,058             1996
                         -----------------------------------------------------------------------------
o   MFS(R)Money Market         32.595660            33.966291             5,703             1995
                         -----------------------------------------------------------------------------
    Fund-NQ*                   31.804010            32.595660             8,788             1994
                         -----------------------------------------------------------------------------
                               31.374016            31.804010             10,894            1993
                         -----------------------------------------------------------------------------
                               30.757355            31.374016             21,348            1992
                         -----------------------------------------------------------------------------
                               29.423184            30.757355             22,044            1991
                         -----------------------------------------------------------------------------
                               27.584489            29.423184             34,393            1990
                         -----------------------------------------------------------------------------
                               25.603588            27.584489             35,921            1989
                         -----------------------------------------------------------------------------
                               24.152548            25.603588             47,516            1988
                         -----------------------------------------------------------------------------
                               22.976926            24.152548             38,413            1987
                         -----------------------------------------------------------------------------
MFS Series Trust IV            29.055232            30.037656           1,343,440           1996
                         -----------------------------------------------------------------------------
o   MFS(R)Money Market         27.967294            29.055232           1,630,393           1995
                         -----------------------------------------------------------------------------
    Fund-QS*                   27.370768            27.967294           2,012,165           1994
                         -----------------------------------------------------------------------------
                               27.082782            27.370768           2,386,518           1993
                         -----------------------------------------------------------------------------
                               26.631168            27.082782           3,346,894           1992
                         -----------------------------------------------------------------------------
                               25.553415            26.631168           4,316,381           1991
                         -----------------------------------------------------------------------------
                               24.029764            25.553415           5,619,586           1990
                         -----------------------------------------------------------------------------
                               22.371742            24.029764           6,212,230           1989
                         -----------------------------------------------------------------------------
                               21.167833            22.371742           7,703,094           1988
                         -----------------------------------------------------------------------------
                               20.198699            21.167833           8,942,048           1987
------------------------------------------------------------------------------------------------------



* The 7-day yield on the MFS Series Trust IV - MFS(R) Money Market Fund as of December 31, 1996 was 3.37%.

                                    13 of 113

                             ACCUMULATION         ACCUMULATION     NUMBER OF
                              UNIT VALUE           UNIT VALUE      ACCUMULATION
                             AT BEGINNING            AT END        UNITS AT END
          FUND                OF PERIOD            OF PERIOD       OF THE PERIOD            YEAR
------------------------------------------------------------------------------------------------------
MFS Series Trust IV            29.075421            30.058530          615,505              1996
                         -----------------------------------------------------------------------------
o  MFS(R)Money Market          27.986728            29.075421          597,925              1995
                         -----------------------------------------------------------------------------
   Fund-NQS*                   27.389788            27.986728          823,383              1994
                         -----------------------------------------------------------------------------
                               27.101602            27.389788          962,484              1993
                         -----------------------------------------------------------------------------
                               26.649674            27.101602        1,251,049              1992
                         -----------------------------------------------------------------------------
                               25.571172            26.649674        1,661,279              1991
                         -----------------------------------------------------------------------------
                               24.046461            25.571172        2,007,134              1990
                         -----------------------------------------------------------------------------
                               22.387287            24.046461        2,137,971              1989
                         -----------------------------------------------------------------------------
                               21.182540            22.387287        3,088,244              1988
                         -----------------------------------------------------------------------------
                               20.212734            21.182540        4,195,980              1987
------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund-Class          48.229836            49.627094                0              1996
                         -----------------------------------------------------------------------------
A-Q                            40.103391            48.229836                0              1995
                         -----------------------------------------------------------------------------
                               42.399834            40.103391              254              1994
                         -----------------------------------------------------------------------------
                               37.614804            42.399834              255              1993
                         -----------------------------------------------------------------------------
                               35.745806            37.614804              255              1992
                         -----------------------------------------------------------------------------
                               30.588668            35.745806              256              1991
                         -----------------------------------------------------------------------------
                               28.810284            30.588668              261              1990
                         -----------------------------------------------------------------------------
                               25.635091            28.810284              261              1989
                         -----------------------------------------------------------------------------
                               23.902587            25.635091              460              1988
                         -----------------------------------------------------------------------------
                               24.281790            23.902587              835              1987
------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund-Class          50.922705            52.397975            3,321              1996
                         -----------------------------------------------------------------------------
A-NQ                           42.342529            50.922705              596              1995
                         -----------------------------------------------------------------------------
                               44.767184            42.342529              450              1994
                         -----------------------------------------------------------------------------
                               39.714988            44.767184            1,068              1993
                         -----------------------------------------------------------------------------
                               37.741633            39.714988            1,400              1992
                         -----------------------------------------------------------------------------
                               32.296567            37.741633            2,161              1991
                         -----------------------------------------------------------------------------
                               30.418889            32.296567            2,290              1990
                         -----------------------------------------------------------------------------
                               27.066400            30.418889            4,117              1989
                         -----------------------------------------------------------------------------
                               25.237169            27.066400            3,385              1988
                         -----------------------------------------------------------------------------
                               25.637550            25.237169           16,179              1987
------------------------------------------------------------------------------------------------------

                                    14 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund-Class          43.808005            44.939826             509,516           1996
                         -----------------------------------------------------------------------------
A-QS                           36.536936            43.808005             613,426           1995
                         -----------------------------------------------------------------------------
                               38.746280            36.536936             715,452           1994
                         -----------------------------------------------------------------------------
                               34.477915            38.746280             873,520           1993
                         -----------------------------------------------------------------------------
                               32.864457            34.477915           1,019,209           1992
                         -----------------------------------------------------------------------------
                               28.208302            32.864457           1,231,635           1991
                         -----------------------------------------------------------------------------
                               26.649337            28.208302           1,282,139           1990
                         -----------------------------------------------------------------------------
                               23.784006            26.649337           1,684,129           1989
                         -----------------------------------------------------------------------------
                               22.243883            23.784006           1,982,290           1988
                         -----------------------------------------------------------------------------
                               22.665333            22.243883           1,903,237           1987
------------------------------------------------------------------------------------------------------
MFS(R)                         43.772192            44.903088             208,403           1996
                         -----------------------------------------------------------------------------
Bond Fund-Class A-NQS          36.507070            43.772192             267,129           1995
                         -----------------------------------------------------------------------------
                               38.714601            36.507070             278,445           1994
                         -----------------------------------------------------------------------------
                               34.449725            38.714601             341,506           1993
                         -----------------------------------------------------------------------------
                               32.837584            34.449725             395,096           1992
                         -----------------------------------------------------------------------------
                               28.185248            32.837584             416,135           1991
                         -----------------------------------------------------------------------------
                               26.627561            28.185248             423,448           1990
                         -----------------------------------------------------------------------------
                               23.764566            26.627561             571,151           1989
                         -----------------------------------------------------------------------------
                               22.225695            23.764566             653,935           1988
                         -----------------------------------------------------------------------------
                               22.646797            22.225695             772,335           1987
------------------------------------------------------------------------------------------------------
MFS(R)Bond Fund-Class          43.943375            45.078692               1,597           1996
                         -----------------------------------------------------------------------------
A-NQS                          36.649839            43.943375               4,145           1995
                         -----------------------------------------------------------------------------
(81-225)                       38.865999            36.649839               4,892           1994
                         -----------------------------------------------------------------------------
                               34.584435            38.865999              10,550           1993
                         -----------------------------------------------------------------------------
                               32.965982            34.584435              10,644           1992
                         -----------------------------------------------------------------------------
                               28.295444            32.965982              13,375           1991
                         -----------------------------------------------------------------------------
                               26.731671            28.295444              13,709           1990
                         -----------------------------------------------------------------------------
                               23.857482            26.731671              21,797           1989
                         -----------------------------------------------------------------------------
                               22.312590            23.857482              26,355           1988
                         -----------------------------------------------------------------------------
                               22.735342            22.312590              40,610           1987
------------------------------------------------------------------------------------------------------

                                    15 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
Massachusetts Investors       101.007177           125.889283                    16         1996
                         -----------------------------------------------------------------------------
Trust-Class A-Q                73.217470           101.007177                    16         1995
                         -----------------------------------------------------------------------------
                               74.716077            73.217470                    17         1994
                         -----------------------------------------------------------------------------
                               68.591640            74.716077                    17         1993
                         -----------------------------------------------------------------------------
                               64.520969            68.591640                    17         1992
                         -----------------------------------------------------------------------------
                               51.047405            64.520969                    17         1991
                         -----------------------------------------------------------------------------
                               51.615906            51.047405                    17         1990
                         -----------------------------------------------------------------------------
                               38.300069            51.615906                    17         1989
                         -----------------------------------------------------------------------------
                               35.047213            38.300069                   181         1988
                         -----------------------------------------------------------------------------
                               32.943205            35.047213                   343         1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors        95.313498           118.793035                     0         1996
                         -----------------------------------------------------------------------------
Trust-Class A-NQ               69.090265            95.313498                     0         1995
                         -----------------------------------------------------------------------------
                               70.504398            69.090265                     0         1994
                         -----------------------------------------------------------------------------
                               64.725197            70.504398                    33         1993
                         -----------------------------------------------------------------------------
                               60.883987            64.725197                    33         1992
                         -----------------------------------------------------------------------------
                               48.169920            60.883987                     0         1991
                         -----------------------------------------------------------------------------
                               48.706376            48.169920                     0         1990
                         -----------------------------------------------------------------------------
                               36.141141            48.706376                   727         1989
                         -----------------------------------------------------------------------------
                               33.071646            36.141141                   727         1988
                         -----------------------------------------------------------------------------
                               31.086228            33.071646                 8,861         1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors        81.308640           101.029680               331,572         1996
                         -----------------------------------------------------------------------------
Trust-Class A-QS               59.116939            81.308640               350,277         1995
                         -----------------------------------------------------------------------------
                               60.509797            59.116939               373,587         1994
                         -----------------------------------------------------------------------------
                               55.718475            60.509797               402,085         1993
                         -----------------------------------------------------------------------------
                               52.571200            55.718475               438,578         1992
                         -----------------------------------------------------------------------------
                               41.719131            52.571200               470,627         1991
                         -----------------------------------------------------------------------------
                               42.312382            41.719131               447,641         1990
                         -----------------------------------------------------------------------------
                               31.491587            42.312382               448,766         1989
                         -----------------------------------------------------------------------------
                               28.904326            31.491587               481,558         1988
                         -----------------------------------------------------------------------------
                               27.251667            28.904326               614,029         1987
------------------------------------------------------------------------------------------------------

                                    16 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
Massachusetts Investors        72.953374            90.647891              96,073           1996
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              53.042089            72.953374             100,239           1995
                         -----------------------------------------------------------------------------
                               54.291825            53.042089              87,519           1994
                         -----------------------------------------------------------------------------
                               49.992851            54.291825              95,048           1993
                         -----------------------------------------------------------------------------
                               47.168983            49.992851             107,558           1992
                         -----------------------------------------------------------------------------
                               37.432067            47.168983             390,819           1991
                         -----------------------------------------------------------------------------
                               37.964354            37.432067             388,337           1990
                         -----------------------------------------------------------------------------
                               28.255508            37.964354             411,620           1989
                         -----------------------------------------------------------------------------
                               25.934117            28.255508             408,442           1988
                         -----------------------------------------------------------------------------
                               24.451286            25.934117             483,763           1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors        77.505736            96.304396               2,037           1996
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              56.351973            77.505736               2,696           1995
                         -----------------------------------------------------------------------------
(81-225)                       57.679687            56.351973               4,013           1994
                         -----------------------------------------------------------------------------
                               53.112457            57.679687               7,320           1993
                         -----------------------------------------------------------------------------
                               50.112374            53.112457               8,418           1992
                         -----------------------------------------------------------------------------
                               39.767862            50.112374               8,657           1991
                         -----------------------------------------------------------------------------
                               40.333366            39.767862               8,698           1990
                         -----------------------------------------------------------------------------
                               30.018672            40.333366               9,643           1989
                         -----------------------------------------------------------------------------
                               27.552431            30.018672              11,011           1988
                         -----------------------------------------------------------------------------
                               25.977075            27.552431              11,213           1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors       101.860531           123.869113                   0           1996
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        80.166185           101.860531                   0           1995
                         -----------------------------------------------------------------------------
A-Q                            86.815888            80.166185                   0           1994
                         -----------------------------------------------------------------------------
                               76.611479            86.815888                   0           1993
                         -----------------------------------------------------------------------------
                               72.701980            76.611479                 582           1992
                         -----------------------------------------------------------------------------
                               49.712553            72.701980                 583           1991
                         -----------------------------------------------------------------------------
                               52.714394            49.712553                 584           1990
                         -----------------------------------------------------------------------------
                               39.228702            52.714394                 584           1989
                         -----------------------------------------------------------------------------
                               38.061552            39.228702                 585           1988
                         -----------------------------------------------------------------------------
                               36.324086            38.061552                 586           1987
------------------------------------------------------------------------------------------------------

                                    17 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
Massachusetts Investors        77.839871            94.658415                  498          1996
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        61.261465            77.839871                1,043          1995
                         -----------------------------------------------------------------------------
A-NQ                           66.343035            61.261465                1,043          1994
                         -----------------------------------------------------------------------------
                               58.545028            66.343035                2,615          1993
                         -----------------------------------------------------------------------------
                               55.557463            58.545028                2,874          1992
                         -----------------------------------------------------------------------------
                               37.989389            55.557463                3,000          1991
                         -----------------------------------------------------------------------------
                               40.283347            37.989389                2,248          1990
                         -----------------------------------------------------------------------------
                               29.977822            40.283347                4,948          1989
                         -----------------------------------------------------------------------------
                               29.085907            29.977822                2,751          1988
                         -----------------------------------------------------------------------------
                               27.758162            29.085907                3,063          1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors        82.628565           100.175691              297,134          1996
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        65.227303            82.628565              333,893          1995
                         -----------------------------------------------------------------------------
A-QS                           70.852048            65.227303              375,617          1994
                         -----------------------------------------------------------------------------
                               62.713932            70.852048              411,227          1993
                         -----------------------------------------------------------------------------
                               59.694705            62.713932              450,956          1992
                         -----------------------------------------------------------------------------
                               40.942088            59.694705              472,708          1991
                         -----------------------------------------------------------------------------
                               43.546733            40.942088              457,230          1990
                         -----------------------------------------------------------------------------
                               32.504355            43.546733              499,859          1989
                         -----------------------------------------------------------------------------
                               31.632940            32.504355              526,502          1988
                         -----------------------------------------------------------------------------
                               30.280685            31.632940              702,181          1987
------------------------------------------------------------------------------------------------------
Massachusetts Investors        70.114570            85.004193               86,801          1996
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        55.348697            70.114570              102,114          1995
                         -----------------------------------------------------------------------------
A-NQS                          60.121583            55.348697              116,628          1994
                         -----------------------------------------------------------------------------
                               53.215976            60.121583              132,123          1993
                         -----------------------------------------------------------------------------
                               50.654002            53.215976              154,986          1992
                         -----------------------------------------------------------------------------
                               34.741451            50.654002              119,500          1991
                         -----------------------------------------------------------------------------
                               36.951616            34.741451              124,361          1990
                         -----------------------------------------------------------------------------
                               27.581591            36.951616              152,198          1989
                         -----------------------------------------------------------------------------
                               26.842147            27.581591              148,306          1988
                         -----------------------------------------------------------------------------
                               25.694695            26.842147              234,983          1987
------------------------------------------------------------------------------------------------------

                                    18 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
Massachusetts Investors        76.380777            92.601102               5,470           1996
                         -----------------------------------------------------------------------------
Growth Stock Fund-Class        60.295273            76.380777               5,945           1995
                         -----------------------------------------------------------------------------
A-NQS                          65.494712            60.295273               2,505           1994
                         -----------------------------------------------------------------------------
(81-225)                       57.971950            65.494712               3,382           1993
                         -----------------------------------------------------------------------------
                               55.181022            57.971950               7,430           1992
                         -----------------------------------------------------------------------------
                               37.846336            55.181022               6,225           1991
                         -----------------------------------------------------------------------------
                               40.254029            37.846336               6,677           1990
                         -----------------------------------------------------------------------------
                               30.046604            40.254029               9,992           1989
                         -----------------------------------------------------------------------------
                               29.241076            30.046604              14,248           1988
                         -----------------------------------------------------------------------------
                               27.991066            29.241076              23,815           1987
------------------------------------------------------------------------------------------------------
MFS(R)Research Fund-          126.019031           155.285363                   0           1996
                         -----------------------------------------------------------------------------
Class A-Q                      91.844201           126.019031                   0           1995
                         -----------------------------------------------------------------------------
                               92.760008            91.844201                   0           1994
                         -----------------------------------------------------------------------------
                               77.006871            92.760008                   0           1993
                         -----------------------------------------------------------------------------
                               69.993098            77.006871                   0           1992
                         -----------------------------------------------------------------------------
                               53.307836            69.993098                   0           1991
                         -----------------------------------------------------------------------------
                               57.290901            53.307836                   0           1990
                         -----------------------------------------------------------------------------
                               45.882915            57.290901                   0           1989
                         -----------------------------------------------------------------------------
                               42.019162            45.882915                   0           1988
                         -----------------------------------------------------------------------------
                               40.283065            42.019162                  80           1987
------------------------------------------------------------------------------------------------------
MFS(R)Research Fund-          100.977005           124.427653                 110           1996
                         -----------------------------------------------------------------------------
Class A-NQ                     73.593263           100.977005                 599           1995
                         -----------------------------------------------------------------------------
                               74.327082            73.593263                 599           1994
                         -----------------------------------------------------------------------------
                               61.704356            74.327082                 807           1993
                         -----------------------------------------------------------------------------
                               56.084333            61.704356                 600           1992
                         -----------------------------------------------------------------------------
                               42.714695            56.084333                 660           1991
                         -----------------------------------------------------------------------------
                               45.906255            42.714695                 663           1990
                         -----------------------------------------------------------------------------
                               36.765224            45.906255                 768           1989
                         -----------------------------------------------------------------------------
                               33.669260            36.765224               2,107           1988
                         -----------------------------------------------------------------------------
                               32.278146            33.669260               2,381           1987
------------------------------------------------------------------------------------------------------

                                    19 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Research Fund-          100.013750           122.865333            283,320            1996
                         -----------------------------------------------------------------------------
Class A-QS                     73.111959           100.013750            270,229            1995
                         -----------------------------------------------------------------------------
                               74.064821            73.111959            285,624            1994
                         -----------------------------------------------------------------------------
                               61.673295            74.064821            262,270            1993
                         -----------------------------------------------------------------------------
                               56.226647            61.673295            278,528            1992
                         -----------------------------------------------------------------------------
                               42.952906            56.226647            308,259            1991
                         -----------------------------------------------------------------------------
                               46.303111            42.952906            341,148            1990
                         -----------------------------------------------------------------------------
                               37.195214            46.303111            406,916            1989
                         -----------------------------------------------------------------------------
                               34.166322            37.195214            490,200            1988
                         -----------------------------------------------------------------------------
                               32.854259            34.166322            598,337            1987
------------------------------------------------------------------------------------------------------
MFS(R)Research Fund-           87.388917           107.355935            105,263            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    63.882963            87.388917            100,973            1995
                         -----------------------------------------------------------------------------
                               64.715547            63.882963             97,012            1994
                         -----------------------------------------------------------------------------
                               53.888228            64.715547             87,152            1993
                         -----------------------------------------------------------------------------
                               49.129110            53.888228             77,535            1992
                         -----------------------------------------------------------------------------
                               37.530937            49.129110             81,372            1991
                         -----------------------------------------------------------------------------
                               40.458230            37.530937             87,510            1990
                         -----------------------------------------------------------------------------
                               32.500035            40.458230            123,218            1989
                         -----------------------------------------------------------------------------
                               29.853469            32.500035            163,490            1988
                         -----------------------------------------------------------------------------
                               28.707029            29.853469            249,792            1987
------------------------------------------------------------------------------------------------------
MFS(R)Research Fund-           98.846334           121.431177              1,676            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    72.258548            98.846334              1,591            1995
                         -----------------------------------------------------------------------------
(81-225)                       73.200301            72.258548              1,727            1994
                         -----------------------------------------------------------------------------
                               60.953415            73.200301              1,975            1993
                         -----------------------------------------------------------------------------
                               55.570339            60.953415              1,996            1992
                         -----------------------------------------------------------------------------
                               42.451540            55.570339              2,041            1991
                         -----------------------------------------------------------------------------
                               45.762638            42.451540              5,210            1990
                         -----------------------------------------------------------------------------
                               36.761058            45.762638              5,773            1989
                         -----------------------------------------------------------------------------
                               33.767510            36.761058              8,143            1988
                         -----------------------------------------------------------------------------
                               32.470754            33.767510             10,087            1987
------------------------------------------------------------------------------------------------------

                                    20 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund-       79.840336            90.602325                  131          1996
                         -----------------------------------------------------------------------------
Class A-Q                      63.581031            79.840336                  131          1995
                         -----------------------------------------------------------------------------
                               65.964662            63.581031                  132          1994
                         -----------------------------------------------------------------------------
                               57.871052            65.964662                  132          1993
                         -----------------------------------------------------------------------------
                               53.108093            57.871052                  132          1992
                         -----------------------------------------------------------------------------
                               44.107591            53.108093                  132          1991
                         -----------------------------------------------------------------------------
                               45.615581            44.107591                  133          1990
                         -----------------------------------------------------------------------------
                               37.441206            45.615581                  133          1989
                         -----------------------------------------------------------------------------
                               32.875946            37.441206                  544          1988
                         -----------------------------------------------------------------------------
                               32.075563            32.875946                  134          1987
------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund-       78.457598            89.033201                    0          1996
                         -----------------------------------------------------------------------------
Class A-NQ                     62.479885            78.457598                   87          1995
                         -----------------------------------------------------------------------------
                               64.822235            62.479885                   87          1994
                         -----------------------------------------------------------------------------
                               56.868802            64.822235                  317          1993
                         -----------------------------------------------------------------------------
                               52.188320            56.868802                  712          1992
                         -----------------------------------------------------------------------------
                               43.343699            52.188320                  534          1991
                         -----------------------------------------------------------------------------
                               44.825581            43.343699                  535          1990
                         -----------------------------------------------------------------------------
                               36.792773            44.825581                1,456          1989
                         -----------------------------------------------------------------------------
                               32.306577            36.792773                2,385          1988
                         -----------------------------------------------------------------------------
                               31.520064            32.306577                2,431          1987
------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund-       73.411912            83.053566              671,118          1996
                         -----------------------------------------------------------------------------
Class A-QS                     58.638949            73.411912              782,272          1995
                         -----------------------------------------------------------------------------
                               61.021714            58.638949              902,191          1994
                         -----------------------------------------------------------------------------
                               53.697197            61.021714              998,970          1993
                         -----------------------------------------------------------------------------
                               49.427627            53.697197              977,013          1992
                         -----------------------------------------------------------------------------
                               41.175343            49.427627              950,358          1991
                         -----------------------------------------------------------------------------
                               42.712979            41.175343              942,653          1990
                         -----------------------------------------------------------------------------
                               35.164779            42.712979            1,082,672          1989
                         -----------------------------------------------------------------------------
                               30.970695            35.164779            1,047,263          1988
                         -----------------------------------------------------------------------------
                               30.308462            30.970695            1,161,132          1987
------------------------------------------------------------------------------------------------------

                                    21 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund-       71.060281            80.393080            167,776            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    56.760546            71.060281            199,257            1995
                         -----------------------------------------------------------------------------
                               59.066983            56.760546            224,713            1994
                         -----------------------------------------------------------------------------
                               51.977095            59.066983            272,164            1993
                         -----------------------------------------------------------------------------
                               47.844295            51.977095            229,777            1992
                         -----------------------------------------------------------------------------
                               39.856354            47.844295            216,586            1991
                         -----------------------------------------------------------------------------
                               41.344744            39.856354            234,543            1990
                         -----------------------------------------------------------------------------
                               34.038338            41.344744            299,175            1989
                         -----------------------------------------------------------------------------
                               29.978604            34.038338            310,907            1988
                         -----------------------------------------------------------------------------
                               29.337595            29.978604            385,086            1987
------------------------------------------------------------------------------------------------------
MFS(R)Total Return Fund-       72.697711            82.245565              1,979            1996
                         -----------------------------------------------------------------------------
Class A-NQS                    58.068470            72.697711              1,863            1995
                         -----------------------------------------------------------------------------
(81-225)                       60.428053            58.068470              2,258            1994
                         -----------------------------------------------------------------------------
                               53.174791            60.428053              3,580            1993
                         -----------------------------------------------------------------------------
                               48.946754            53.174791              3,681            1992
                         -----------------------------------------------------------------------------
                               40.774760            48.946754              2,990            1991
                         -----------------------------------------------------------------------------
                               42.297442            40.774760              3,950            1990
                         -----------------------------------------------------------------------------
                               34.822674            42.297442              7,074            1989
                         -----------------------------------------------------------------------------
                               30.669397            34.822674              9,076            1988
                         -----------------------------------------------------------------------------
                               30.013610            30.669397              9,443            1987
------------------------------------------------------------------------------------------------------
MFS(R)Growth                  140.810582           169.873726                  0            1996
                         -----------------------------------------------------------------------------
Opportunities Fund-           105.450698           140.810582                  0            1995
                         -----------------------------------------------------------------------------
Class A-Q                     111.450698           105.450698                  0            1994
                         -----------------------------------------------------------------------------
                               96.886717           111.450698                  0            1993
                         -----------------------------------------------------------------------------
                               90.866062            96.886717                 59            1992
                         -----------------------------------------------------------------------------
                               74.980776            90.866062                 60            1991
                         -----------------------------------------------------------------------------
                               79.192602            74.980776                 60            1990
                         -----------------------------------------------------------------------------
                               62.255086            79.192602                 60            1989
                         -----------------------------------------------------------------------------
                               57.676664            62.255086                 61            1988
                         -----------------------------------------------------------------------------
                               56.051797            57.676664                119            1987
------------------------------------------------------------------------------------------------------

                                   22 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Growth                  103.553065           124.926291                 2,724         1996
                         -----------------------------------------------------------------------------
Opportunities Fund-            77.773322           103.553065                 2,642         1995
                         -----------------------------------------------------------------------------
Class A-NQ                     81.961605            77.773322                 2,807         1994
                         -----------------------------------------------------------------------------
                               71.251149            81.961605                 2,923         1993
                         -----------------------------------------------------------------------------
                               66.823526            71.251149                 3,217         1992
                         -----------------------------------------------------------------------------
                               55.141372            66.823526                 3,285         1991
                         -----------------------------------------------------------------------------
                               58.238773            55.141372                 3,209         1990
                         -----------------------------------------------------------------------------
                               45.782811            58.238773                 4,173         1989
                         -----------------------------------------------------------------------------
                               42.415808            45.782811                 5,496         1988
                         -----------------------------------------------------------------------------
                               41.220874            42.415808                 8,031         1987
------------------------------------------------------------------------------------------------------
MFS(R)Growth                   96.595726           116.177967               822,246         1996
                         -----------------------------------------------------------------------------
Opportunities Fund-            72.767772            96.595725               920,477         1995
                         -----------------------------------------------------------------------------
Class A-QS                     76.918993            72.767772             1,029,309         1994
                         -----------------------------------------------------------------------------
                               67.070484            76.918993             1,187,377         1993
                         -----------------------------------------------------------------------------
                               63.094003            67.070484             1,351,519         1992
                         -----------------------------------------------------------------------------
                               52.221717            63.094003             1,533,160         1991
                         -----------------------------------------------------------------------------
                               55.323366            52.221717             1,718,069         1990
                         -----------------------------------------------------------------------------
                               43.622463            55.323366             2,056,593         1989
                         -----------------------------------------------------------------------------
                               40.536877            43.622463             2,481,997         1988
                         -----------------------------------------------------------------------------
                               39.514677            40.536877             3,061,737         1987
------------------------------------------------------------------------------------------------------
MFS(R)Growth                   82.052560            98.686554               182,479         1996
                         -----------------------------------------------------------------------------
Opportunities Fund-            61.812074            82.052560               206,611         1995
                         -----------------------------------------------------------------------------
Class A-NQS                    65.338300            61.812074               214,829         1994
                         -----------------------------------------------------------------------------
                               56.972537            65.338300               241,558         1993
                         -----------------------------------------------------------------------------
                               53.594751            56.972537               284,420         1992
                         -----------------------------------------------------------------------------
                               44.359372            53.594751               319,081         1991
                         -----------------------------------------------------------------------------
                               46.994048            44.359372               322,668         1990
                         -----------------------------------------------------------------------------
                               37.054798            46.994048               420,211         1989
                         -----------------------------------------------------------------------------
                               34.433775            37.054798               547,737         1988
                         -----------------------------------------------------------------------------
                               33.565477            34.433775               741,946         1987
------------------------------------------------------------------------------------------------------

                                    23 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)Growth                   90.535764           108.889502              14,732           1996
                         -----------------------------------------------------------------------------
Opportunities Fund-            68.202665            90.535764              15,064           1995
                         -----------------------------------------------------------------------------
Class A-NQS                    72.093454            68.202665              16,083           1994
                         -----------------------------------------------------------------------------
(81-225)                       62.862782            72.093454              20,590           1993
                         -----------------------------------------------------------------------------
                               59.135771            62.862782              23,039           1992
                         -----------------------------------------------------------------------------
                               48.945558            59.135771              26,387           1991
                         -----------------------------------------------------------------------------
                               51.852634            48.945558              32,466           1990
                         -----------------------------------------------------------------------------
                               40.885800            51.852634              43,143           1989
                         -----------------------------------------------------------------------------
                               37.993791            40.885800              63,217           1988
                         -----------------------------------------------------------------------------
                               37.035722            37.993791              82,010           1987
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-        57.498253            64.068571                   0           1996
                         -----------------------------------------------------------------------------
Class A-Q                      49.574586            57.498253                   0           1995
                         -----------------------------------------------------------------------------
                               51.425517            49.574586                   0           1994
                         -----------------------------------------------------------------------------
                               43.507773            51.425517                   0           1993
                         -----------------------------------------------------------------------------
                               37.547955            43.507773                   0           1992
                         -----------------------------------------------------------------------------
                               25.471529            37.547955                   0           1991
                         -----------------------------------------------------------------------------
                               30.899937            25.471529                   0           1990
                         -----------------------------------------------------------------------------
                               31.842604            30.899937                   0           1989
                         -----------------------------------------------------------------------------
                               28.627030            31.842604                   0           1988
                         -----------------------------------------------------------------------------
                               28.833132            28.627030                 471           1987
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-        57.870879            64.483775                 358           1996
                         -----------------------------------------------------------------------------
Class A-NQ                     49.895862            57.870879                 359           1995
                         -----------------------------------------------------------------------------
                               51.758789            49.895862                 359           1994
                         -----------------------------------------------------------------------------
                               43.789729            51.758789                 721           1993
                         -----------------------------------------------------------------------------
                               37.791286            43.789729                 360           1992
                         -----------------------------------------------------------------------------
                               25.636591            37.791286                 360           1991
                         -----------------------------------------------------------------------------
                               31.100170            25.636591                 697           1990
                         -----------------------------------------------------------------------------
                               32.048950            31.100170                 698           1989
                         -----------------------------------------------------------------------------
                               28.812532            32.048950                 699           1988
                         -----------------------------------------------------------------------------
                               29.019971            28.812532               5,039           1987
------------------------------------------------------------------------------------------------------

                                    24 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-        50.886631            56.528677              408,255          1996
                         -----------------------------------------------------------------------------
Class A-QS                     44.007083            50.886631              488,470          1995
                         -----------------------------------------------------------------------------
                               45.788518            44.007083              561,209          1994
                         -----------------------------------------------------------------------------
                               38.856280            45.788518              709,698          1993
                         -----------------------------------------------------------------------------
                               33.635599            38.856280              764,118          1992
                         -----------------------------------------------------------------------------
                               22.886614            33.635599              797,975          1991
                         -----------------------------------------------------------------------------
                               27.848883            22.886614              914,811          1990
                         -----------------------------------------------------------------------------
                               28.785308            27.848883            1,535,254          1989
                         -----------------------------------------------------------------------------
                               25.956938            28.785308            1,979,053          1988
                         -----------------------------------------------------------------------------
                               26.223147            25.956938            2,331,207          1987
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-        50.114634            55.671087              176,997          1996
                         -----------------------------------------------------------------------------
Class A-NQS                    43.339456            50.114634              188,820          1995
                         -----------------------------------------------------------------------------
                               45.093866            43.339456              200,368          1994
                         -----------------------------------------------------------------------------
                               38.266802            45.093866              252,674          1993
                         -----------------------------------------------------------------------------
                               33.125330            38.266802              263,452          1992
                         -----------------------------------------------------------------------------
                               22.539408            33.125330              268,775          1991
                         -----------------------------------------------------------------------------
                               27.426394            22.539408              301,912          1990
                         -----------------------------------------------------------------------------
                               28.348616            27.426394              494,597          1989
                         -----------------------------------------------------------------------------
                               25.563163            28.348616              708,091          1988
                         -----------------------------------------------------------------------------
                               25.825328            25.563163              968,782          1987
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-        50.886631            56.528677                6,379          1996
                         -----------------------------------------------------------------------------
Class A-NQS                    44.007083            50.886631                6,442          1995
                         -----------------------------------------------------------------------------
(81-225)                       45.788518            44.007083                6,622          1994
                         -----------------------------------------------------------------------------
                               38.856280            45.788518                9,385          1993
                         -----------------------------------------------------------------------------
                               33.635599            38.856280                9,545          1992
                         -----------------------------------------------------------------------------
                               22.886614            33.635599                9,353          1991
                         -----------------------------------------------------------------------------
                               27.848883            22.886614               10,384          1990
                         -----------------------------------------------------------------------------
                               28.785308            27.848883               25,607          1989
                         -----------------------------------------------------------------------------
                               25.956938            28.785308               31,809          1988
                         -----------------------------------------------------------------------------
                               26.223147            25.956938               37,240          1987
------------------------------------------------------------------------------------------------------

                                    25 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
MFS(R)World                    48.914346            50.880072            143,438            1996
                         -----------------------------------------------------------------------------
Governments Fund-              42.911877            48.914346            184,796            1995
                         -----------------------------------------------------------------------------
Class A-QS                     46.532702            42.911877            229,107            1994
                         -----------------------------------------------------------------------------
                               39.821939            46.532702            272,388            1993
                         -----------------------------------------------------------------------------
                               39.811131            39.821939            260,769            1992
                         -----------------------------------------------------------------------------
                               35.563134            39.811131            271,803            1991
                         -----------------------------------------------------------------------------
                               30.561450            35.563134            315,655            1990
                         -----------------------------------------------------------------------------
                               28.837079            30.561450            304,967            1989
                         -----------------------------------------------------------------------------
                               27.989113            28.837079            371,673            1988
                         -----------------------------------------------------------------------------
                               22.769485            27.989113            478,189            1987
------------------------------------------------------------------------------------------------------
MFS(R)World                    47.688325            49.604787             22,367            1996
                         -----------------------------------------------------------------------------
Governments Fund-              41.836304            47.688325             36,927            1995
                         -----------------------------------------------------------------------------
Class A-NQS                    45.366368            41.836304             44,619            1994
                         -----------------------------------------------------------------------------
                               38.823817            45.366368             57,120            1993
                         -----------------------------------------------------------------------------
                               38.813287            38.823817             42,828            1992
                         -----------------------------------------------------------------------------
                               34.671762            38.813287             35,166            1991
                         -----------------------------------------------------------------------------
                               29.795448            34.671762             54,896            1990
                         -----------------------------------------------------------------------------
                               28.114297            29.795448             40,122            1989
                         -----------------------------------------------------------------------------
                               27.287568            28.114297             62,275            1988
                         -----------------------------------------------------------------------------
                               22.198779            27.287568            102,749            1987
------------------------------------------------------------------------------------------------------
MFS(R)World                    48.838310            50.800980              1,811            1996
                         -----------------------------------------------------------------------------
Governments Fund-              42.845163            48.838310              2,763            1995
                         -----------------------------------------------------------------------------
Class A-NQS                    46.460353            42.845163              3,284            1994
                         -----------------------------------------------------------------------------
(81-225)                       39.760030            46.460353              3,684            1993
                         -----------------------------------------------------------------------------
                               39.749239            39.760030              4,274            1992
                         -----------------------------------------------------------------------------
                               35.507853            39.749239              5,904            1991
                         -----------------------------------------------------------------------------
                               30.513949            35.507853              7,450            1990
                         -----------------------------------------------------------------------------
                               28.792251            30.513949              8,327            1989
                         -----------------------------------------------------------------------------
                               27.945600            28.792251             16,716            1988
                         -----------------------------------------------------------------------------
                               22.734095            27.945600             18,919            1987
------------------------------------------------------------------------------------------------------

                                    26 of 113

                             ACCUMULATION         ACCUMULATION          NUMBER OF
                              UNIT VALUE           UNIT VALUE          ACCUMULATION
                             AT BEGINNING            AT END            UNITS AT END
          FUND                OF PERIOD            OF PERIOD          OF THE PERIOD         YEAR
------------------------------------------------------------------------------------------------------
Nationwide Separate            21.961256            22.783414              55,730           1996
                         -----------------------------------------------------------------------------
Account Trust Money            21.058716            21.961256              60,928           1995
                         -----------------------------------------------------------------------------
Market Fund-QS***              20.538004            21.058716              72,621           1994
                         -----------------------------------------------------------------------------
                               20.250996            20.538004              98,132           1993
                         -----------------------------------------------------------------------------
                               19.842272            20.250996             126,024           1992
                         -----------------------------------------------------------------------------
                               18.996144            19.842272             148,883           1991
                         -----------------------------------------------------------------------------
                               17.809654            18.996144             178,554           1990
                         -----------------------------------------------------------------------------
                               16.542684            17.809654             219,694           1989
                         -----------------------------------------------------------------------------
                               15.617124            16.542684             233,421           1988
                         -----------------------------------------------------------------------------
                               14.865508            15.617124             279,386           1987
------------------------------------------------------------------------------------------------------
Nationwide Separate            21.975540            22.798231              32,499           1996
                         -----------------------------------------------------------------------------
Account Trust Money            21.072414            21.975540              36,289           1995
                         -----------------------------------------------------------------------------
Market Fund-NQS***             20.551361            21.072414              41,143           1994
                         -----------------------------------------------------------------------------
                               20.264167            20.551361              57,208           1993
                         -----------------------------------------------------------------------------
                               19.855177            20.264167              63,453           1992
                         -----------------------------------------------------------------------------
                               19.008499            19.855177              71,910           1991
                         -----------------------------------------------------------------------------
                               17.821238            19.008499              92,012           1990
                         -----------------------------------------------------------------------------
                               16.553443            17.821238             121,035           1989
                         -----------------------------------------------------------------------------
                               15.627283            16.553443             150,709           1988
                         -----------------------------------------------------------------------------
                               14.875184            15.627283             180,554           1987
------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth          30.247061            34.264981             437,204           1996
                         -----------------------------------------------------------------------------
Trust-Class A-QS               21.706658            30.247061             424,049           1995
                         -----------------------------------------------------------------------------
                               20.977470            21.706658             400,564           1994
                         -----------------------------------------------------------------------------
                               16.755110            20.977490             285,804           1993
                         -----------------------------------------------------------------------------
                               15.782125            16.755110             288,500           1992
                         -----------------------------------------------------------------------------
                                9.396802            15.782125             222,326           1991
                         -----------------------------------------------------------------------------
                               10.753988             9.396802             112,582           1990
                         -----------------------------------------------------------------------------
                                8.662733            10.753988             172,308           1989
                         -----------------------------------------------------------------------------
                                7.647091             8.662733             183,533           1988
                         -----------------------------------------------------------------------------
                               10.000000             7.647091             149,255           1987
------------------------------------------------------------------------------------------------------
MFS(R)Emerging Growth          30.247061            34.264981                 675           1996
                         -----------------------------------------------------------------------------
Trust-Class A-NQS              21.706658            30.247061                 474           1995
                         -----------------------------------------------------------------------------
(81-225)                       20.977490            21.706658                 474           1994
                         -----------------------------------------------------------------------------
                               16.755110            20.977490               1,237           1993
                         -----------------------------------------------------------------------------
                               15.782125            16.755110                 762           1992
                         -----------------------------------------------------------------------------
                                9.396802            15.782125               1,140           1991
                         -----------------------------------------------------------------------------
                               10.753988             9.396802                   0           1990
                         -----------------------------------------------------------------------------
                                8.662733            10.753988               2,575           1989
                         -----------------------------------------------------------------------------
                                7.647091             8.662733                 775           1988
                         -----------------------------------------------------------------------------
                               10.000000             7.647091               1,521           1987
------------------------------------------------------------------------------------------------------




*** The 7-day yield on the Nationwide Separate Account Trust-Money Market
    Fund as of December 31, 1996, was 3.64%.

                                    27 of 113

                       NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise", with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

       The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Funds, as designated by the Contract Owner. There are two or more Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. Some of these Sub-Accounts contain the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and other Sub-Accounts contain the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS


       Contract Owners may choose from among a number of different underlying Mutual Fund options. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-7529, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


       The Investment Adviser for all of the underlying Mutual Fund, except the Nationwide Separate Account Trust Money Market Fund, is Massachusetts Financial Service Company, 500 Boylston Street, Boston, Massachusetts 02116.

- MFS(R) BOND FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL BOND FUND)

       Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital.

- MFS(R) GROWTH OPPORTUNITIES FUND-CLASS A
(FORMERLY MFS(R) CAPITAL DEVELOPMENT FUND)

       Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital.

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



- MFS(R) EMERGING GROWTH FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL EMERGING GROWTH TRUST)

       Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

       The Contract Owner may allocate to the Fund either new Purchase Payments or Contract Values attributable to Purchase Payments made on or after January 1, 1981.

- MFS(R) HIGH INCOME FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL HIGH INCOME TRUST-SERIES I)

       Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income.

- MFS(R) RESEARCH FUND-CLASS A

       Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only.

- MFS(R) TOTAL RETURN FUND-CLASS A (FORMERLY MASSACHUSETTS FINANCIAL TOTAL RETURN TRUST)

       Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.

- MFS(R) WORLD GOVERNMENTS FUND-CLASS A (FORMERLY MFS(R) WORLDWIDE GOVERNMENTS TRUST)

       Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus.

- MFS SERIES TRUST IV o MFS(R) MONEY MARKET FUND (FORMERLY MASSACHUSETTS CASH MANAGEMENT TRUST)

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations.

- MASSACHUSETTS INVESTORS GROWTH STOCK FUND-CLASS A

       Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies.

- MASSACHUSETTS INVESTORS TRUST-CLASS A

       Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality.

       Each of the above Mutual Funds receives investment advice from Massachusetts Financial Services Company, which is paid for its services by the Mutual Funds.

                                    29 of 113

- NATIONWIDE SEPARATE ACCOUNT TRUST-MONEY MARKET FUND

       Nationwide Separate Account Trust is a diversified open-end management investment company created under the laws of Massachusetts. The Nationwide Separate Account Trust Money Market Fund is managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of the Company. The Fund offers shares in four separate Mutual Funds, one being the Money Market Fund.

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.


       The Fund receives investment advice from Nationwide Advisory Services, Inc., which is paid for its services by the Fund.


VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.


       The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

       Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.


       VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company assesses a Mortality Risk Charge through the daily unit value calculation. This amount is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company assesses an Expense Risk Charge through the daily unit value calculation. This amount is equal to an annual rate of 0.50% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

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



CONTINGENT DEFERRED SALES CHARGE


       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Waiver of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company expects to recover most of its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk since the Company expects to generate a profit through these charges. Gross Distribution Allowances which may be paid on the sale of these Contracts are not more than 5.11% of the Purchase Payments.

       The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For Purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


(a) For all Purchase Payments made after January 1, 1981, the Contract Owner may, after the first year from the date of each such Purchase Payment, withdraw without a Contingent Deferred Sales Charge up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit on a cumulative basis (less the amount of such Purchase Payment previously surrendered free of charge).

(b) For Contracts issued prior to July 17, 1981, starting with the third Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge up to 10% of cumulative Purchase Payments made under the Contract within 96 months immediately prior to the date that the request for surrender is received by the Company. Once surrenders equal to 10% of cumulative Purchase Payments made within such 96-month period have been made, the Contingent Deferred Sales Charge will apply to all amounts surrendered in excess thereof.

       For Contracts issued prior to July 17, 1981, the amount which may be surrendered at any time without charge is the greater of the amounts determined under (a) and (b) above. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if the Contract Owner withdraws Purchase Payments prior to age 59 1/2; please refer to "Non-Qualified Contracts" to determine when the penalty will apply.


WAIVER OF CONTINGENT DEFERRED SALES CHARGE



       The amount of Contingent Deferred Sales Charges on the Contracts may be eliminated when sales of the Contracts are made to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. The entitlement to such an elimination in Contingent Deferred Sales Charges will be determined by the Company in the following manner:


1. The size of the group to which such sales are to be made will be considered. Generally, the sales expenses for a larger group are smaller than for a smaller group because of the ability to implement a larger number of Contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received from a group and the manner in which Purchase Payments are remitted will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones. Likewise, sales expenses are usually lower when Purchase Payments are remitted on a payroll deduction plan.

3. The purpose for which the Contracts are being purchased will be considered. Certain types of Qualified Plans are more likely to be stable than are others. Such stability reduces the number of sales contacts required, reduces sales administration, and results in fewer Contract terminations. As a result, sales expenses can be reduced.

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



4. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employee and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Contracts are surrendered in a given group, the Company's sales expenses are reduced.

5. The cost to the Company of the distribution effort will be considered. Sales without commissions or other standard distribution expenses can result in eliminated sales charge.

6. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.

       If, after consideration of the foregoing factors, the Company determines that a group purchase would result in reduced sales expenses, such a group would be entitled an elimination of Contingent Deferred Sales Charges.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

       The amount of Contingent Deferred Sales Charges will be eliminated when the Contracts are issued to an officer, director, partner or employee of Clarendon Insurance Agency, Inc., the general distributor of the Contracts, and an affiliate of Massachusetts Financial Services Company, or an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

       In no event will the elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

CONTRACT MAINTENANCE CHARGE


       Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. This charge is designed only to reimburse the Company for administrative expenses and it does not expect to recover from this charge any amount in excess of accumulated expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The Contract Maintenance Charge will be allocated to the Fixed and Variable Account in the same percentages as the Purchase Payment allocations are made. The amount of the Contract Maintenance Charge may not be increased by the Company. The amount of the Contract Maintenance Charge may, however, be decreased by the Company in accordance with the considerations set forth in the preceding section entitled "Elimination of Contingent Deferred Sales Charge."


PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either:
(1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not be changed regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

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




       For 1996, the Variable Account incurred total expenses equal to 1.44% of its average net assets relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Fund options are described in each underlying Mutual Funds prospectus.


INVESTMENTS OF THE VARIABLE ACCOUNT


       At the time of application each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account Options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.


RIGHT TO REVOKE


       Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract at any time between 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be a return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.


       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS


       Transfers between the Fixed and Variable Account must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account Contract Value to the Fixed Account without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order.

       The Contract Owner may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account to the Variable Account.. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of

                                   33 of 113
record, at the last address of record; or such other procedures as the Company may deem reasonable. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice thereof executed by the Contract Owner. The Company is not responsible for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the assigned amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.


       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.


       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

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


       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.


       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If a Contract Owner who is not the Annuitant dies prior to the Annuitization Date and while the loan is outstanding, the Distribution will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in Section 1035 of the Code.

         If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest , will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

         Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

BENEFICIARY PROVISIONS


       Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary from time to time during the lifetime of the Designated Annuitant or Annuitant, by written notice to the Company. The change will take effect, upon receipt by the Company at its Home Office, whether or not the Designated Annuitant or the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.


       Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Designated Annuitant or the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

       The Beneficiary will be the designated person or persons who survive the Designated Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Designated Annuitant or Annuitant, the Contingent Beneficiary will become the Beneficiary.



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


OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT.

       If named, the Joint Owner possesses an undivided interest in the entire Contract. Prior to the Annuitization Dates, a surviving Joint Owner shall retain sole rights in the Contract upon the other Joint Owner's death if the deceased Joint Owner was not also the Annuitant. If the deceased Joint Owner was also the Annuitant, disposition of the Contract will be determined based on the "Death Prior to the Annuitization Date" provisions. When a Joint Owner is named, the exercise of any ownership right in the Contract shall require a written indication, signed by both the Owner and Joint Owner, of an intent to exercise such right, unless the Owner and Joint Owner provide in the application that the exercise of any such ownership right may be made by either the Owner or Joint owner independently of one another. In this latter situation, the Company will not be liable for any loss, liability, cost of expense for acting in accordance with the instructions of either the Owner or Joint Owner.

       The Annuitant may become the Contract Owner on and after the Annuitization Date subject to the terms elected at Annuitization. If the Owner dies prior to the Annuitization Date, Contract Ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract Ownership will be determined in accordance with the "Death Benefit At Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date, Ownership will be determined based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.


       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is recorded. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.


       A change in the Designated Annuitant must comply with the following conditions: (1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of one or more underlying Mutual Fund for other underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-7529, TDD 1-800-238-3035.

                    ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date, the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.



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


       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue.

       Where the Contract is issued pursuant to the terms of a Qualified Plan, Annuitization may occur during the first two years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

ANNUITY PAYMENT OPTIONS

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.


       Option 1 - Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.



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       Option 2 - Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


       Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:


       (1) Any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in (2) below.

       (2) If someone other than the Annuitant is payee, the present value, computed as of the date in which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.


       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.


       If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no Distribution will be made until an effective Annuity Payment Option has been elected. Qualified Plans, Contracts, Tax Sheltered Annuities, Individual Retirement Annuities and SEP-IRAs are subject to the minimum Distribution requirements set forth in the Plan, Contract or Code.


DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

       (1) In the event the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years after the Owner's death. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive a Distribution in the form of a life annuity or an annuity for a period certain not exceeding his or her life expectancy and such annuity begins within one year following the date of the Contract Owner's death. In the event the Designated Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person a Distribution will be made in accordance with the "Death Benefit At Death of Designated Annuitant Prior To The Annuitization Date" provision. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner.

       (2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Annuitant's death.

       If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1) above, regardless of whether a Contingent Annuitant has also been named. The Distribution will take the form of either:

       (a) the Death Benefit described under "Death Benefit of Designated Annuitant Prior to the Annuitization Date" (if the Annuitant has died and there is no Contingent Annuitant), or in all other cases,


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


       (b) the benefit described in the "Death of Contract Owner" provision except that in the event of a change of the Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in the "Death of Contract Owner" provision.

B. Contracts issued in connection with Qualified Plans, Individual Retirement Annuities or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Code concerning distributions upon the death of the Owner or Designated Annuitant (see the "Required Distribution for Qualified Plans or Tax Sheltered Annuities" provision).

DEATH BENEFIT PRIOR TO THE ANNUITIZATION DATE

       The Death Benefit is payable to the Beneficiary unless the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both 1) due proof of death and
2) an election for a) a single sum payment or b) Annuity Payment Option.

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value.

       The amount of the Death Benefit will be limited to the Contract Value if the Annuitization Date is deferred beyond the Designated Annuitant's 75th birthday.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, the Death Benefit shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary, provided that, for Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from the Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70 1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code
Section 414(d)) or a church plan (as defined in Code Section 401(a)(9)(c)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:


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(a)    In the case of a Tax Sheltered Annuity the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or


(b) In the case of a Tax Sheltered Annuity or a Qualified Contract the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.


       If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in substantially equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated Beneficiary, or (b) a period not extending beyond the Owner's life expectancy or the joint life expectancy of the Owner and the Owner's designated Beneficiary.


       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the year during which the fifth anniversary of his or her death occurs unless:


(a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

       No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

       If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is the beneficiary under the Annuity Payment Option, may elect to treat the Contract as his or her own, in the same manner as described in Section (a)(i) of this provision.

       If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

       A pro-rata portion of all distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable distributions and total account balances at the time of the Distribution. The Contract Owner of an Individual



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Retirement Annuity must annually report the amount of non-deductible Purchase
Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.


       Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                              GENERAL INFORMATION

CONTRACT OWNER SERVICES

       ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company. Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of underlying Mutual Fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.


       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days written notice to the Contract Owner, however, any discontinuation will not affect Asset Rebalancing programs which have already commenced.


The Company also reserves the right to assess a processing fee for this service.


       DOLLAR COST AVERAGING - The Contract Owner may direct the Company to automatically transfer from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice to Contract Owners however, any discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.


       SYSTEMATIC WITHDRAWALS - A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic


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Withdrawal is subject to federal income taxes on the taxable portion.  In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days written notice to Contract Owners however, any discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a Dollar Cost Averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Fund options by the Contract Owner, and converted into Accumulation Units.


       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. Subsequent Purchase Payments, if any, after the first Contract Year must be at least $10 each. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.


       For Contracts issued on and after May 1, 1981, the cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, Purchase Payments will be prices on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.


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       Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF AN ACCUMULATION UNIT

       The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge and Expense Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once each month or quarter (such as money market funds and certain bond funds), the Net Investment Factor allows for the monthly or quarterly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge and Expense Risk Charge, and any charge or credit for tax reserves.

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Accumulation Units attributable to the Contract plus any amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and Fixed Account bears to the total Contract Value.



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SURRENDER (REDEMPTION)


       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner, deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty. In some cases, (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.


       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT


       Except as provided below, the Contract Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:


A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code(403(b)(7) Custodial Accounts), may be executed only:

       1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.


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B.     The surrender limitations described in A. above also applies to:


       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

         A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to a Qualified Domestic Relations Order will not be considered to be in violation of restrictions stated in this provision.


       The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.



                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

       The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

       Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities, (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

       A change of the Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS OWNERS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.



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


       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

       Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

       In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

       The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.




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



NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS OWNERS

       The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

       Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply:

       The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

       The foregoing Non-Natural Person rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

       The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent;
(b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES AND TAX SHELTERED ANNUITIES

       The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

       For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

           1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

            2.  a required minimum distribution.

       Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).



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WITHHOLDING

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

       Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

       A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

       A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

       The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in
Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to
(a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

       If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

       Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.




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CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

       In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

       The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

       Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.




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                               LEGAL PROCEEDINGS

       From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

       In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October, 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February, 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early state and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


       The General Distributor, Clarendon Insurance Agency, Inc., is not engaged in any litigation of any material nature.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                                                          PAGE
General Information and History............................................................................1
Services...................................................................................................1
Purchase of Securities Being Offered.......................................................................1
Underwriters...............................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts...............................................2
Annuity Payments...........................................................................................2
Financial Statements.......................................................................................3

                                   50 of 113

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1997


             INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                         BY THE MFS VARIABLE ACCOUNT OF

                       NATIONWIDE LIFE INSURANCE COMPANY


       This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-7529,
TDD 1-800-238-3035.


                               TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts..........................................................2
Annuity Payments......................................................................................................2
Financial Statements..................................................................................................3

GENERAL INFORMATION AND HISTORY


       The MFS Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.


SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may, on written request, transfer part or all of the Variable Account Values to the Fixed Account, or part or all of the Fixed Account Values to the Variable Account. Such transfers must be made prior to the earlier of the Annuitization Date or the death of the Designated Annuitant. However, no such transfers will be permitted prior to the first Contract Anniversary, or within 6 months of any prior transfer, for Contracts issued prior to May 1, 1981. For Contracts issued on or after May 1, 1981, no transfers will be allowed within 6 months of any prior transfer, and the Company reserves the right to limit the amount transferred from the Fixed Account to the Variable Account within any 12-month period to 25% of the total Contract Value. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                   51 of 113

UNDERWRITERS


       The Contracts, which are offered continuously, are distributed by Clarendon Insurance Agency, Inc. ("CIA"), 200 Berkeley Street, Boston, Massachusetts 02116, an affiliate of Massachusetts Financial Services Company. During the fiscal years ended December 31, 1996, 1995 and 1994, no underwriting commissions were paid by the Company to CIA.


CALCULATIONS OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

       MFS(R) Series Trust IV-MFS(R) Money Market FUND

       Any current yield quotation of the Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482 under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7 (366/7 in a leap year). For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7 (366/7 in a leap year), and subtracting 1 from the result.

       Nationwide Separate Account Trust-Money Market Fund

       Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested.

       The Money Market Fund's yield will fluctuate daily. Actual yield will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. An investment in the Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   52 of 113

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996


ASSETS:
  Investments at market value:
    MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
       59,614,178 shares (cost $59,614,178) .......................        $ 59,614,178
    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
       3,796,104 shares (cost $41,344,359) ........................          37,885,116
    Massachusetts Investors Trust - Class A (MFSInvTr)
       2,695,746 shares (cost $33,220,819) ........................          38,980,489
    MFS(R) Bond Fund - Class A (MFSBdFd)
       2,488,582 shares (cost $33,159,970) ........................          32,923,937
    MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
       495,823 shares (cost $11,353,009) ..........................          15,018,474
    MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
       7,983,708 shares (cost $90,144,901) ........................         103,548,687
    MFS(R) High Income Fund - Class A (MFSHiInc)
       6,338,632 shares (cost $32,642,867) ........................          33,848,293
    MFS(R) Research Fund - Class A (MFSRsrch)
       2,516,471 shares (cost $35,420,324) ........................          46,605,048
    MFS(R) Total Return Fund - Class A (MFSTotRe)
       4,709,336 shares (cost $61,243,523) ........................          69,651,081
    MFS(R) World Governments Fund - Class A (MFSWdGvt)
       757,919 shares (cost $8,607,896) ...........................           8,564,486
    Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
       2,010,734 shares (cost $2,010,734) .........................           2,010,734
                                                                          -------------
          Total investments .......................................         448,650,523
  Accounts receivable .............................................          16,754,754
                                                                           ------------
           Total assets ...........................................         465,405,277
Accounts payable ..................................................               4,249
                                                                          ------------
Contract owners' equity (note 4) ..................................        $465,401,028
                                                                           ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                           1996              1995             1994
                                                                      -------------      -----------       -----------

Investment activity:
   Reinvested capital gains and dividends                              $ 45,028,420       41,437,779        29,599,574
   Mortality and expense charges (note 2)                                (6,079,619)      (5,701,022)       (5,853,289)
                                                                      -------------      -----------       -----------
      Net investment activity                                            38,948,801       35,736,757        23,746,285
                                                                      -------------      -----------       -----------

   Proceeds from mutual fund shares sold                                117,272,138      103,288,834       115,051,876
   Cost of mutual fund shares sold                                     (107,685,553)     (99,147,354)     (112,843,920)
                                                                      -------------      -----------       -----------
      Realized gain loss) on investments                                  9,586,585        4,141,480         2,207,956
   Change in unrealized gain (loss) on investments                       13,552,160       51,182,271       (41,633,519)
                                                                      -------------      -----------       -----------
      Net gain (loss) on investments                                     23,138,745       55,323,751       (39,425,563)
                                                                      -------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                             62,087,546       91,060,508       (15,679,278)
                                                                      -------------      -----------       -----------

Equity transactions:
   Purchase payments received from contract owners                       19,727,032       16,996,001        15,834,294
   Redemptions                                                          (70,243,669)     (69,066,775)      (73,513,222)
   Annuity benefits                                                        (569,003)        (582,314)         (569,906)
   Annual contract maintenance charge (note 2)                             (365,726)        (405,553)         (459,826)
   Contingent deferred sales charges (note 2)                              (157,482)        (185,166)         (201,021)
   Adjustments to maintain reserves                                         160,437           42,627            (3,929)
                                                                      -------------      -----------       -----------
         Net equity transactions                                        (51,448,411)     (53,201,180)      (58,913,610)
                                                                      -------------      -----------       -----------


Net change in contract owners' equity                                    10,639,135       37,859,328       (74,592,888)
Contract owners' equity beginning of period                             454,761,893      416,902,565       491,495,453
                                                                      -------------      -----------       -----------
Contract owners' equity end of period                                 $ 465,401,028      454,761,893       416,902,565
                                                                      =============      ===========       ===========

















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

   (b) The Contracts

      Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

         MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt) Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
         MFS(R) Bond Fund - Class A (MFSBdFd)
         MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         MFS(R) High Income Fund Class A (MFSHiInc)
         MFS(R) Research Fund - Class A (MFSRsrch)
         MFS(R) Total Return Fund - Class A (MFSTotRe)
         MFS(R) World Governments Fund - Class A (MFSWdGvt)
         Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
             (managed for a fee by an affiliated investment advisor)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

      During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

      Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company on each contract issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and
(b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality and expense risk fee discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

Contract owners' equity represented by:

                                                                           UNITS          UNIT VALUE
                                                                         ---------        -----------
   Contracts in accumulation phase:
      MFS Series Trust IV - MFS(R) Money Market Fund:
         Non-tax qualified .....................................             4,058        $ 35.222087          $  142,931
         Tax qualified spectrum ................................         1,343,440          30.037656          40,353,789
         Non-tax qualified spectrum ............................           615,505          30.058530          18,501,176
      Massachusetts Investors Growth Stock Fund - Class A:
         Non-tax qualified .....................................               498          94.658415              47,140
         Tax qualified spectrum ................................           297,134         100.175691          29,765,604
         Non-tax qualified spectrum ............................            86,801          85.004193           7,378,449
         Non-tax qualified spectrum (81-225) ...................             5,470          92.601102             506,528
      Massachusetts Investors Trust - Class A:
         Tax qualified .........................................                16         125.889283               2,014
         Tax qualified spectrum ................................           331,572         101.029680          33,498,613
         Non-tax qualified spectrum ............................            96,073          90.647891           8,708,815
         Non-tax qualified spectrum (81-225) ...................             2,037          96.304396             196,172
      MFS(R) Bond Fund - Class A:
         Non-tax qualified .....................................             3,321          52.397975             174,014
         Tax qualified spectrum ................................           509,516          44.939826          22,897,560
         Non-tax qualified spectrum ............................           208,403          44.903088           9,357,938
         Non-tax qualified spectrum (81-225) ...................             1,597          45.078692              71,991
      MFS(R) Emerging Growth Fund - Class A:
         Tax qualified spectrum ................................           437,204          34.264981          14,980,787
         Non-tax qualified spectrum (81-225) ...................               675          34.264981              23,129
      MFS(R) Growth Opportunities Fund - Class A:
         Non-tax qualified .....................................             2,724         124.926291             340,299
         Tax qualified spectrum ................................           822,246         116.177967          95,526,869
         Non-tax qualified spectrum ............................           182,479          98.686554          18,008,224
         Non-tax qualified spectrum (81-225) ...................            14,732         108.889502           1,604,160
      MFS(R) High Income Fund - Class A:
         Non-tax qualified .....................................               358          64.483775              23,085
         Tax qualified spectrum ................................           408,255          56.528677          23,078,115
         Non-tax qualified spectrum ............................           176,997          55.671087           9,853,615
         Non-tax qualified spectrum (81-225) ...................             6,379          56.528677             360,596
      MFS(R) Research Fund - Class A:
         Non-tax qualified .....................................               110         124.427653              13,687
         Tax qualified spectrum ................................           283,320         122.865333          34,810,206
         Non-tax qualified spectrum ............................           105,263         107.355935          11,300,608
         Non-tax qualified spectrum (81-225) ...................             1,676         121.431177             203,519
      MFS(R) Total Return Fund - Class A:
         Tax qualified .........................................               131          90.602325              11,869
         Tax qualified spectrum ................................           671,118          83.053566          55,738,743
         Non-tax qualified spectrum ............................           167,776          80.393080          13,488,029
         Non-tax qualified spectrum (81-225) ...................             1,979          82.245565             162,764
      MFS(R) World Governments Fund - Class A:
         Tax qualified spectrum ................................           143,438          50.880072           7,298,136
         Non-tax qualified spectrum ............................            22,367          49.604787           1,109,510
         Non-tax qualified spectrum (81-225) ...................             1,811          50.800980              92,001
      Nationwide Separate Account Trust - Money Market Fund:
         Tax qualified spectrum ................................            55,730          22.783414           1,269,720
         Non-tax qualified spectrum ............................            32,499          22.798231             740,920
                                                                            ======          =========
   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                                             52,535
         Non-tax qualified                                                                                         70,050
         Tax qualified spectrum                                                                                 2,541,149
         Non-tax qualified spectrum                                                                             1,090,226
         Non-tax qualified spectrum (81-225)                                                                        5,743
                                                                                                            -------------
                                                                                                            $ 465,401,028
                                                                                                            =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                              MFS VARIABLE ACCOUNT
                                  TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994




                                                               MFSINVTR                MFSBDFD                MFSTOTRE
                                                               --------                -------                --------
1996***
   Beginning unit value - Jan. 1                           $101.007177                 **                   79.840336
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                           12.151296                                       9.492656
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    13.860085                                       2.119334
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                          (1.129275)                                      (.850001)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $125.889283                                      90.602325
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 25%                                           13%
======================================================================================================================

1995***
   Beginning unit value - Jan. 1                           $ 73.217470                 **                   63.581031
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            9.389953                                       6.796396
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    19.267126                                      10.187101
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.867372)                                      (.724192)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $101.007177                                      79.840336
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 38%                                           26%
======================================================================================================================

1994***
   Beginning unit value - Jan. 1                           $ 74.716077              42.399834               65.964662
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            8.586372               2.862666                2.763915
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    (9.338645)             (4.752106)              (4.502426)
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.746334)              (.407003)               (.645120)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $ 73.217470              40.103391               63.581031
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 (2)%                   (5)%                    (4)%
======================================================================================================================


  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED


                              MFS VARIABLE ACCOUNT
                                NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                      MFSMYMKT      MFSGRSTK       MFSBDFD      MFSGROPP     MFSHIINC      MFSRSRCH      MFSTOTRE
                                      --------      --------       -------      --------     --------      --------      --------
1996***
   Beginning unit value - Jan. 1   $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005        **
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.605064     22.453848      3.611265     13.480974     5.309675      6.050177
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000     (4.761510)    (1.629887)     9.045917     1.918782     18.541253
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.349268)     (.873794)     (.506108)    (1.153665)    (.615561)    (1.140782)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $35.222087     94.658415     52.397975    124.926291    64.483775    124.427653
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           22%            3%           21%          11%           23%
================================================================================================================================

1995***
   Beginning unit value - Jan. 1   $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.704937     10.252961      3.454391     13.011382     4.720108      6.201200      6.678704
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000      7.033136      5.596005     13.690716     3.805299     22.049861     10.010672
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.334306)     (.707691)     (.470220)     (.922355)    (.550390)     (.867319)     (.711663)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005     78.457598
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           27%           20%           33%          16%           37%          26%
================================================================================================================================

1994***
   Beginning unit value - Jan. 1   $31.804010     66.343035     44.767184     81.961605    51.758789     74.327082     64.822235
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.114091      6.245985      3.022499      6.380267     4.381074      7.237361      2.716055
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000    (10.708702)    (5.017439)    (9.773345)   (5.737464)    (7.223674)    (4.424461)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.322441)     (.618853)     (.429715)     (.795205)    (.506537)     (.747506)     (.633944)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         2%          (8)%          (5)%          (5)%         (4)%          (1)%         (4)%
================================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                             TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                       MFSMYMKT      MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP
                                       --------      --------     --------      -------     --------     --------
1996
   Beginning unit value - Jan. 1     $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.370810     23.764772     9.754053     3.102317      .411401    12.538074
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000     (5.011899)   11.148678    (1.404493)    4.043215     8.443093
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.388386)    (1.205747)   (1.181691)    (.566003)    (.436696)   (1.398926)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $30.037656    100.175691   101.029680    44.939826    34.264981   116.177967
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           3%           21%          24%           3%          13%          20%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.460813     10.883902     7.560531     2.976527      .000000    12.137397
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000      7.496845    15.541527     4.821993     8.878016    12.812372
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.372875)     (.979485)    (.910357)    (.527451)    (.337613)   (1.121815)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           4%           27%          38%          20%          39%          33%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     $27.370768     70.852048    60.509797    38.746280    20.977490    76.918993
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .957264      6.650437     6.934388     2.612018      .436556     5.969728
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000    (11.415978)   (7.541473)   (4.337835)     .566606    (9.150770)
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.360738)     (.859204)    (.785773)    (.483527)    (.273994)    (.970179)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           2%          (8)%         (2)%         (6)%           3%         (5)%
=================================================================================================================



                                      MFSHIINC      MFSRSRCH     MFSTOTRE     MFSWDGVT    NSATMYMKT
                                      --------      --------     --------     --------    ---------
1996
   Beginning unit value - Jan. 1     50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.662173      5.974756     8.708448     1.375200     1.116295
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             1.683533     18.345600     1.949204     1.232657      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.703660)    (1.468773)   (1.015998)    (.642131)    (.294137)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        56.528677    122.865333    83.053566    50.880072    22.783414
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         11%           23%          13%           4%           4%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.157163      6.142147     6.254848     6.115071     1.183897
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             3.353463     21.879706     9.386344      .495697      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.631078)    (1.120062)    (.868229)    (.608299)    (.281357)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         16%           37%          25%          14%           4%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     45.788518     74.064821    61.021714    46.532702    20.538004
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    3.870377      7.195425     2.553354     2.288468      .791945
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (5.069261)    (7.179946)   (4.160311)   (5.345421)     .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.582551)     (.968341)    (.775808)    (.563872)    (.271233)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (4)%          (1)%         (4)%         (8)%           3%
=================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                           NON-TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                              MFSMYMKT          MFSGRSTK          MFSINVTR           MFSBDFD          MFSGROPP
                                              --------          --------          --------           -------          --------
1996
   Beginning unit value - Jan  1            $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.371771         20.165623          8.751729          3.099782         10.650379
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (4.252868)        10.003041         (1.403340)         7.171939
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.388662)        (1.023132)        (1.060253)         (.565546)        (1.188324)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $30.058530         85.004193         90.647891         44.903088         98.686554
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  3%               21%               24%                3%               20%
==============================================================================================================================

1995
   Beginning unit value - Jan  1            $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.461834          9.235549          6.783611          2.974097         10.310027
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000          6.361465         13.944489          4.818039         10.883379
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.373141)         (.831141)         (.816815)         (.527014)         (.952920)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  4%               27%               38%               20%               33%
==============================================================================================================================

1994
   Beginning unit value - Jan  1            $27.389788         60.121583         54.291825         38.714601         65.338300
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .957927          5.643236          6.221811          2.609884          5.070943
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (9.687046)        (6.766521)        (4.334289)        (7.773057)
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.360987)         (.729076)         (.705026)         (.483126)         (.824112)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  2%               (8)%              (2)%              (6)%              (5)%
==============================================================================================================================



                                              MFSHIINC          MFSRSRCH          MFSTOTRE          MFSWDGVT        NSATMYMKT
                                              --------          --------          --------          --------        ---------
1996
   Beginning unit value - Jan  1             50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.591407          5.220557          8.429455          1.340731          1.117024
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     1.658007         16.029828          1.886778          1.201751           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.692961)        (1.283367)         (.983434)         (.626020)         (.294333)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               55.671087        107.355935         80.393080         49.604787         22.798231
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 11%               23%               13%                4%                4%
==============================================================================================================================

1995
   Beginning unit value - Jan  1             43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.094062          5.366818          6.054479          5.961799          1.184666
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     3.302603         19.117811          9.085680           .483276           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.621487)         (.978675)         (.840424)         (.593054)         (.281540)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 16%               37%               25%               14%                4%
==============================================================================================================================

1994
   Beginning unit value - Jan  1             45.093866         64.715547         59.066983         45.366368         20.551361
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            3.811643          6.287139          2.471571          2.231109           .792462
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.992348)        (6.273621)        (4.027043)        (5.211428)          .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.573705)         (.846102)         (.750965)         (.549745)         (.271409)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 (4)%              (1)%              (4)%              (8)%               3%

==============================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                       NON-TAX QUALIFIED SPECTRUM (81-225)
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                              MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP     MFSHIINC
                                              --------     --------      -------     --------     --------     --------
1996
   Beginning unit value - Jan. 1            $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           21.967845     9.297843     3.111902      .411401    11.751494     4.662173
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.632952)   10.627246    (1.408823)    4.043215     7.913421     1.683533
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                          (1.114568)   (1.126429)    (.567762)    (.436696)   (1.311177)    (.703660)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $92.601102    96.304396    45.078692    34.264981   108.889502    56.528677
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 21%          24%           3%          13%          20%          11%
=======================================================================================================================

1995
   Beginning unit value - Jan. 1            $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           10.060939     7.206917     2.985727      .000000    11.375954     4.157163
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     6.929991    14.814629     4.836885     8.878016    12.008582     3.353463
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.905426)    (.867783)    (.529076)    (.337613)   (1.051437)    (.631078)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 27%          38%          20%          39%          33%          16%
=======================================================================================================================

1994
   Beginning unit value - Jan. 1            $65.494712    57.679687    38.865999    20.977490    72.093454    45.788518
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .     6.147578     6.610058     2.620091      .436556     5.595215     3.870377
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (10.552777)   (7.188748)   (4.351232)     .566606    (8.576687)   (5.069261)
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.794240)    (.749024)    (.485019)    (.273994)    (.909317)    (.582551)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (8)%         (2)%         (6)%           3%         (5)%         (4)%
=======================================================================================================================


                                              MFSRSRCH     MFSTOTRE     MFSWDGVT
                                              --------     --------     --------
1996
   Beginning unit value - Jan. 1             98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            5.905015     8.623693     1.373062
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    18.131463     1.930268     1.230738
--------------------------------------------------------------------------------
   Contract charges                          (1.451635)   (1.006107)    (.641130)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31              121.431177    82.245565    50.800980
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 23%          13%          4%
================================================================================

1995
   Beginning unit value - Jan. 1             72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            6.070452     6.194025     6.105566
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    21.624321     9.294998      .494930
--------------------------------------------------------------------------------
   Contract charges                          (1.106987)    (.859782)    (.607349)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 37%          25%         14%
================================================================================

1994
   Beginning unit value - Jan. 1             73.200301    60.428053    46.460353
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            7.111436     2.528526     2.284911
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    (7.096145)   (4.119853)   (5.337099)
--------------------------------------------------------------------------------
   Contract charges                           (.957044)    (.768256)    (.563002)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (1)%         (4)%        (8)%
================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

See note 3.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS


                                                                                 Page
              (a) Financial Statements:

                  (1) Financial statements and schedule included
                      PAGE in Prospectus
                      (Part A):

                      Condensed Financial Information.                            13
                  (2) Financial statements and schedule included
                      in Part B:

                      Those financial statements and schedule                     53
                      required by Item 23 to be included in Part B
                      have been incorporated therein by reference to the
                      Prospectus (Part A).

              MFS Variable Account:

                      Independent Auditors' Report.                               53

                      Statement of Assets, Liabilities and Contract               54

                      Owners' Equity as of December 31, 1996.

                      Statements of Operations and Changes in                     55
                      Contract Owners' Equity for the years ended
                      December 31, 1996, 1995 and 1994.

                      Notes to Financial Statements.                              56

                      Schedules of Changes in Unit Value.                         60


              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                               65

                      Consolidated Balance Sheets as of December                  66
                      31, 1996 and 1995.

                      Consolidated Statements of Income for the                   67
                      years ended December 31, 1996, 1995 and
                      1994.

                      Consolidated Statements of Shareholder's                    68
                      Equity for the years ended December 31,
                      1996, 1995 and 1994.

                      Consolidated Statements of Cash Flows for                   69
                      the years ended December 31, 1996, 1995
                      and 1994.

                      Notes to Consolidated Financial Statements.                 70

                      Schedule I - Consolidated Summary of Investments -          89
                      Other Than Investments in Related Parties.

                      Schedule III - Supplementary Insurance                      90
                      Information.

                      Schedule IV - Reinsurance.                                  91

                      Schedule V - Valuation and Qualifying Accounts.             92




                                   93 of 113

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (4)  The form of the variable annuity contract -

                             Filed previously with Post-Effective
                             Amendment No. 19 to the Registration
                             Statement and hereby incorporated by
                             reference.

                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (7)  Not Applicable
                        (8)  Not Applicable

                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable


                                   94 of 113

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Henry S. Holloway                                Chairman of the Board
                          1247 Stafford Road                                   and Director
                          Darlington, MD  21034

                          Dimon Richard McFerson                   Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026






                                   95 of 113

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, Ohio  43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215






                                   96 of 113

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                             Applications Services
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                           Associate General Counsel
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

*     Subsidiaries for which separate financial statements are filed

**    Subsidiaries included in the respective consolidated financial statements

*** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

****  other subsidiaries


                                   97 of 113

                                                                NO. VOTING
                                                                SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                 INDICATED
Affiliate Agency, Inc.                       Delaware                             Life Insurance Agency

Affiliate Agency of Ohio, Inc.                 Ohio                               Life Insurance Agency

Allnations, Inc.                               Ohio                               Promotes cooperative insurance corporations
                                                                                  worldwide

American Marine Underwriters, Inc.           Florida                              Underwriting Manager

Auto Direkt Insurance Company                Germany                              Insurance Company

The Beak and Wire Corporation                  Ohio                               Radio Tower Joint Venture

California Cash Management Company          California                            Investment Securities Agent

Colonial County Mutual insurance              Texas                               Insurance Company
Company

Colonial Insurance Company of               California                            Insurance Company
California

Columbus Insurance Brokerage and             Germany                              Insurance Broker
Service GMBH

Companies Agency, Inc.                      Wisconsin                             Insurance Broker

Companies Agency Insurance Services         California                            Insurance  Broker
of California

Companies Agency of Alabama, Inc.            Alabama                              Insurance Broker

Companies Agency of Idaho, Inc.               Idaho                               Insurance Broker

Companies Agency of Illinois, Inc.           Illinois                             Acts as Collection Agent for Policies placed
                                                                                  through Brokers

Companies Agency of Kentucky, Inc.           Kentucky                             Insurance Broker

Companies Agency of Massachusetts,        Massachusetts                           Insurance Broker
Inc.

Companies Agency of New York, Inc.           New York                             Insurance Broker

Companies Agency of Pennsylvania, Inc.     Pennsylvania                           Insurance Broker

Companies Agency of Phoenix, Inc.            Arizona                              Insurance Broker

Companies Agency of Texas, Inc.               Texas                               Insurance Broker

Companies Annuity Agency of Texas,            Texas                               Insurance Broker
Inc.

Countrywide Services Corporation             Delaware                             Products Liability, Investigative and Claims
                                                                                  Management Services

Employers Insurance of Wausau A             Wisconsin                             Insurance Company
Mutual Company


                                   98 of 113

                                                                    NO. VOTING
                                                                    SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
**  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
    Wausau

    F & B, Inc.                                    Iowa                           Insurance Agency

    Farmland Mutual Insurance Company              Iowa                           Insurance Company

    Financial Horizons Distributors              Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.

    Financial Horizons Distributors                Ohio                           Life Insurance Agency

    Agency of Ohio, Inc.

    Financial Horizons Distributors              Oklahoma                         Life Insurance Agency

    Agency of Oklahoma, Inc.

    Financial Horizons Distributors               Texas                           Life Insurance Agency
    Agency of Texas, Inc.

 *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

    Financial Horizons Securities                Oklahoma                         Broker Dealer
    Corporation

    Gates, McDonald & Company                      Ohio                           Cost Control Business

    Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services

    Gates, McDonald & Company of                 New York                         Workers Compensation Claims Administration
    New York, Inc.

    Gates, McDonald Health Plus, Inc.              Ohio                           Managed Care Organization

    Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                  Supplement Insurance

    Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

    Key Health Plan, Inc.                       California                        Pre-paid health plans

    Landmark Financial Services of               New York                         Life Insurance Agency
    New York, Inc.

    Leben Direkt Insurance Company               Germany                          Life Insurance Company

    Lone Star General Agency, Inc.                Texas                           Insurance Agency

**  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility

**  National Casualty Company                    Michigan                         Insurance Company

    National Casualty Company of America,     Great Britain                       Insurance Company
    Ltd.

**  National Premium and Benefit                 Delaware                         Insurance Administrative Services
    Administration Company

**  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                  and Administrator

    Nationwide Agency, Inc.                        Ohio                           Insurance Agency

 *  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

    Nationwide Agribusiness Insurance              Iowa                           Insurance Company
    Company



                                   99 of 113

                                                                   NO. VOTING
                                                                   SECURITIES
                                                 STATE           (SEE ATTACHED
                                            OF ORGANIZATION      CHART) UNLESS
                  COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                   INDICATED
   Nationwide Cash Management Company             Ohio                           Investment Securities Agent

   Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business

   Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the

   Redevelopment Corporation                                                     City of Columbus, Ohio

   Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                 holding, encumbering, transferring, or
                                                                                 otherwise disposing of shares, bonds, and
                                                                                 other evidences of indebtedness,
                                                                                 securities, and contracts of other persons,
                                                                                 associations, corporations, domestic or
                                                                                 foreign and to form or acquire the control
                                                                                 of other corporations

   Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real estate

   Nationwide Financial Institution             Delaware                         Insurance Agency

   Distributors Agency, Inc.

   Nationwide Financial Services, Inc.          Delaware                         Holding Company

   Nationwide General Insurance Company           Ohio                           Insurance Company

   Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

*  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

   Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
   Foundation

   Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
   Inc.

   Nationwide Investing Foundation              Michigan                         Investment Company

*  Nationwide Investing                      Massachusetts                       Investment Company
   Foundation II

   Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
   Corporation                                                                   Compensation Market

   Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

*  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
   Company

*  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

   Nationwide Lloyds                             Texas                           Texas Lloyds Company

   Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care Delivery
                                                                                 System

   Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
   Company

   Nationwide Mutual Insurance Company            Ohio                           Insurance Company

   Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                 real estate investments.



                                   100 of 113

                                                                  NO. VOTING
                                                                  SECURITIES
                                                 STATE           (SEE ATTACHED
                                            OF ORGANIZATION      CHART) UNLESS
                  COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                   INDICATED
   Nationwide Property and Casualty               Ohio                           Insurance Company
   Insurance Company

   Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                 real estate investments.

*  Nationwide Separate Account Trust         Massachusetts                       Investment Company

   NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
   Inc.

   NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
   Alabama, Inc.

   NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
   Arizona, Inc.

   NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
   Montana, Inc.

   NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
   Nevada, Inc.

   NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
   Ohio, Inc.

   NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
   Oklahoma, Inc.

   NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
   Texas, Inc.

   NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
   Wyoming, Inc.

   NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
   Agency, Inc.

   Neckura General Insurance Company            Germany                          Insurance Company

   Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                 Group

   Neckura Insurance Company                    Germany                          Insurance Company

   Neckura Life Insurance Company               Germany                          Life Insurance Company

   NWE, Inc.                                      Ohio                           Special Investments

   PEBSCO of Massachusetts                   Massachusetts                       Markets and Administers Deferred Compensation
   Insurance Agency, Inc.                                                        Plans for Public Employees

   PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                 Plans for Public Employees

   Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                 and consulting and compensation consulting

   Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance organization

   Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance organization



                                  101 of 113

                                                                    NO. VOTING
                                                                    SECURITIES
                                                  STATE           (SEE ATTACHED
                                             OF ORGANIZATION      CHART) UNLESS
                   COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                    INDICATED
    Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
    Corporation                                                                   Plans for Public Employees

    Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
    Corporation of Alabama                                                        Plans for Public Employees

    Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
    Corporation of Arkansas                                                       Plans for Public Employees

    Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
    Corporation of Montana                                                        Plans for Public Employees

    Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
    Corporation of New Mexico                                                     Plans for Public Employees

    Scottsdale Indemnity Company                   Ohio                           Insurance Company

    Scottsdale Insurance Company                   Ohio                           Excess and surplus lines insurance company

    Scottsdale Surplus Lines Insurance           Arizona                          Excess and surplus lines insurance company
    Company

    SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
    Group

    Wausau Business Insurance Company           Wisconsin                         Insurance Company

    Wausau General Insurance Company             Illinois                         Insurance Company

    Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
    Limited

    Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                  Insurance Underwriting Manager

**  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
    Company

    Wausau Service Corporation                  Wisconsin                         Holding Company

    Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

**  West Coast Life Insurance Company           California                        Life Insurance Company



                                  102 of 113

                                                     NO. VOTING
                                                     SECURITIES
                                      STATE        (SEE ATTACHED
                                 OF ORGANIZATION   CHART) UNLESS
                                                     OTHERWISE             PRINCIPAL BUSINESS
         COMPANY                                     INDICATED
o MFS Variable Account                  Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o NACo Variable Account                 Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o Nationwide DC Variable Account        Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o Nationwide Life Separate              Ohio       Nationwide Life    Issuer of Annuity Contracts
  Account No. 1                                    Separate Account

o Nationwide Multi-Flex                 Ohio       Nationwide Life    Issuer of Annuity Contracts
  Variable Account                                 Separate Account

o Nationwide VA Separate                Ohio       Nationwide Life    Issuer of Annuity Contracts
  Account-A                                        and Annuity
                                                   Separate Account

o Nationwide VA Separate                Ohio       Nationwide Life    Issuer of Annuity Contracts
  Account-B                                        and Annuity
                                                   Separate Account

o Nationwide VA Separate                Ohio       Nationwide Life    Issuer of Annuity Contracts
  Account-C                                        and Annuity
                                                   Separate Account

o Nationwide VA Separate                Ohio       Nationwide Life    Issuer of Annuity Contracts
  Account -Q                                       and Annuity
                                                   Separate Account

o Nationwide Variable Account           Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o Nationwide Variable Account-II        Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o Nationwide Variable Account-3         Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account

o Nationwide Variable Account-4         Ohio       Nationwide Life    Issuer of Annuity Contracts
                                                   Separate Account



                                  103 of 113

                                                            NO. VOTING
                                                             SECURITIES
                                           STATE           (SEE ATTACHED
                                      OF ORGANIZATION      CHART) UNLESS
                                                             OTHERWISE                    PRINCIPAL BUSINESS
             COMPANY                                         INDICATED
  * Nationwide Variable Account-5          Ohio          Nationwide Life            Issuer of Annuity Contracts
                                                         Separate Account

  * Nationwide Fidelity Advisor            Ohio          Nationwide Life            Issuer of Annuity Contracts
    Variable Account                                     Separate Account

  * Nationwide Variable Account-6          Ohio          Nationwide Life            Issuer of Annuity Contracts
                                                         Separate Account

  * Nationwide Variable Account-6          Ohio          Nationwide Life            Issuer of Annuity Contracts
                                                         Separate Account

    Nationwide DCVA-II                     Ohio          Nationwide Life            Issuer of Annuity Contracts
                                                         Separate Account

  * Nationwide VL Separate                 Ohio          Nationwide Life            Issuer of Life Insurance Policies
    ACCOUNT - A                                          and Annuity
                                                         Separate Account

  * Nationwide VLI Separate Account        Ohio          Nationwide Life            Issuer of Life Insurance Policies
                                                         Separate Account

  * Nationwide VLI Separate                Ohio          Nationwide Life            Issuer of Life Insurance Policies
    ACCOUNT - 2                                          Separate Account

  * Nationwide VL Separate                 Ohio          Nationwide Life            Issuer of Life Insurance Policies
    Account-B                                            Separate Account

  * Nationwide VLI Separate                Ohio          Nationwide Life            Issuer of Life Insurance Policies
    Account-3                                            Separate Account



                                  104 of 113

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 8,462 and 1,995, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Clarendon Insurance Agency, Inc. acts as general distributor for the MFS Variable Account, a separate account of the Company, and for certain Sun Life (US) and Sun Life (N.Y.) Annuity Contracts.


                                  107 of 113

                     (b)   CLARENDON INSURANCE AGENCY, INC.

                                   DIRECTORS

                                                                                       POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER
              A. Keith Brodkin                                                               Director
              500 Boylston Street
              Boston, MA  02116

              Arnold D. Scott                                                                Director
              500 Boylston Street
              Boston, MA  02116

              Jeffrey L. Shames                                                              Director
              500 Boylston Street
              Boston, MA  02116

                        CLARENDON INSURANCE AGENCY, INC.

                                   OFFICERS

                                                                                       POSITIONS AND OFFICES
              NAME AND BUSINESS ADDRESS                                                  WITH UNDERWRITER
              A. Keith Brodkin                                                               Chairman
              500 Boylston Street
              Boston, MA  02116

              Cynthia Orcutt                                                                 President
              One Sun Life Executive Park
              Wellesley Hills, MA  02181

              Stephen E. Cavan                                                               Secretary
              500 Boylston Street                                                            and Clerk
              Boston, MA  02116


                                  108 of 113

          (b)          CLARENDON INSURANCE AGENCY, INC.
                              OFFICERS (CONTINUED)

              James E. Russell                                                               Treasurer
              500 Boylston Street
              Boston, MA  02116

              Bruce C. Avery                                                              Vice President
              500 Boylston Street
              Boston, MA  02116

              (c) NAME OF        NET UNDERWRITING        COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION        COMMISSIONS         COMPENSATION
                  Clarendon            N/A                     N/A                  N/A                 N/A
                  Insurance
                   Agency,
                    Inc.


                                  109 of 113

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              The Company represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.




                                  110 of 113

                                   Offered by

                                   NATIONWIDE

                             LIFE INSURANCE COMPANY

                                    and its

                              MFS VARIABLE ACCOUNT

                              INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACTS

                                   PROSPECTUS

                                  MAY 1, 1997




                                  111 of 113

                 ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS'
                    REPORT ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the MFS Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio

April 22, 1997




                                  112 of 113

                                   SIGNATURES


       As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, MFS VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 1997.


                                                  MFS VARIABLE ACCOUNT
                                        -------------------------------------
                                                       (Registrant)

                                          NATIONWIDE LIFE INSURANCE COMPANY
                                        ----------------------------------------
                                                        (Depositor)

                                                 By /s/ JOSEPH P. RATH
                                        ----------------------------------------
                                                        Joseph P. Rath
                                                        Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of April, 1997.



              SIGNATURE                                              TITLE
/s/ LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

/s/ KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel

/s/ WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

/s/ FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

/s/ CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

/s/ JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------             Operating Office and Director
Joseph J. Gasper

/s/ HENRY S. HOLLOWAY                                            Chairman of the Board
-------------------------------------------------                   and Director
Henry S. Holloway

/s/ DIMON RICHARD McFERSON                                  Chairman and Chief Executive Officer
-------------------------------------------------      Nationwide Insurance Enterprise and Director
Dimon Richard McFerson

/s/ DAVID O. MILLER                                                    Director
-------------------------------------------------
David O. Miller

/s/ C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

/s/ ROBERT A. OAKLEY                                            Executive Vice President-
-------------------------------------------------             Chief Financial Officer
Robert A. Oakley

/s/ JAMES F. PATTERSON                                                 Director               By /s/ JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                               Joseph P. Rath
                                                                                                 Attorney-in-Fact
/s/ ARDEN L. SHISLER                                                  Director
-------------------------------------------------
Arden L. Shisler

/s/ ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

/s/ NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

/s/ HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl



                                   113 of 113

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director